                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:               811-750

Exact name of registrant as specified in charter: Delaware Group Equity Funds II

Address of principal executive offices:           2005 Market Street
                                                  Philadelphia, PA 19103

Name and address of agent for service:            Richelle S. Maestro, Esq.
                                                  2005 Market Street
                                                  Philadelphia, PA 19103

Registrant's telephone number,
including area code:                              (800) 523-1918

Date of fiscal year end:                          November 30

Date of reporting period:                         May 31, 2003

Item 1.  Reports to Stockholders

                                        Delaware
                                        Investments(SM)
                                        --------------------------------------
VALUE-EQUITY                            A member of Lincoln Financial Group(R)






Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE DECATUR EQUITY INCOME FUND







[Logo] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

--------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                       1
   Statement of Operations                       3
   Statements of Changes in Net Assets           4
   Financial Highlights                          5
   Notes to Financial Statements                 9
--------------------------------------------------


















Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statement                                   Delaware Decatur Equity Income Fund
  OF NET ASSETS                             May 31, 2003 (Unaudited)




                                                   Number of         Market
                                                     Shares           Value
--------------------------------------------------------------------------------
Common Stock- 98.77%
--------------------------------------------------------------------------------
Aerospace & Defense - 1.63%
  Boeing                                             222,200     $  6,814,874
  Honeywell International                            351,500        9,209,300
                                                                 ------------
                                                                   16,024,174
                                                                 ------------
Automobiles & Automotive Parts - 0.98%
  General Motors                                     273,500        9,662,755
                                                                 ------------
                                                                    9,662,755
                                                                 ------------
Banking & Finance - 19.16%
  Bank of America                                    275,082       20,411,084
  Bank of New York                                   616,600       17,850,570
  Citigroup                                          407,400       16,711,548
  Comerica                                           274,600       12,705,742
  FleetBoston Financial                              495,700       14,657,849
  Goldman Sachs Group                                183,800       14,979,700
  J.P. Morgan Chase                                  613,890       20,172,425
  KeyCorp                                            358,000        9,451,200
  MBNA                                               626,000       12,551,300
  Mellon Financial                                   615,000       16,709,550
  Morgan Stanley                                     254,400       11,638,800
  U.S. Bancorp                                       864,100       20,479,171
                                                                 ------------
                                                                  188,318,939
                                                                 ------------
Cable, Media & Publishing - 1.25%
  Gannett                                             94,400        7,457,600
  Knight-Ridder                                       68,900        4,853,316
                                                                 ------------
                                                                   12,310,916
                                                                 ------------
Chemicals - 3.18%
  Air Products & Chemicals                           161,200        7,026,708
  Dow Chemical                                       468,000       14,882,400
  Du Pont (E.I.) de Nemours                          222,400        9,371,936
                                                                 ------------
                                                                   31,281,044
                                                                 ------------
Computers & Technology - 6.75%
 +Cisco Systems                                      788,500       12,836,780
  First Data                                         175,900        7,285,778
  International Business Machines                    119,900       10,555,996
  Microsoft                                          532,700       13,109,747
 +Oracle                                           1,111,800       14,464,518
  Pitney Bowes                                       211,900        8,139,079
                                                                 ------------
                                                                   66,391,898
                                                                 ------------
Consumer Products - 5.75%
  3M                                                  58,400        7,385,848
  Gillette                                           346,600       11,649,226
  Kimberly-Clark                                     375,800       19,515,294
  Newell Rubbermaid                                  631,500       17,997,750
                                                                 ------------
                                                                   56,548,118
                                                                 ------------
Electronics & Electrical Equipment - 5.78%
  Eaton                                              101,300        8,502,109
  Emerson Electric                                   183,200        9,581,360
  General Electric                                   455,300       13,067,110
  Intel                                              765,100       15,944,684
  Raytheon                                           305,700        9,794,628
                                                                 ------------
                                                                   56,889,891
                                                                 ------------

                                                   Number of         Market
                                                     Shares           Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Energy - 8.80%
  ChevronTexaco                                      354,900     $ 25,176,606
  Exxon Mobil                                        534,326       19,449,466
  Kerr-McGee                                         348,700       16,591,146
  Occidental Petroleum                               458,200       15,459,668
 *Royal Dutch Petroleum ADR                          217,300        9,898,015
                                                                 ------------
                                                                   86,574,901
                                                                 ------------
Food, Beverage & Tobacco - 6.76%
  Anheuser-Busch                                     195,200       10,273,376
  Coca Cola                                          159,400        7,263,858
  General Mills                                      274,400       12,836,432
  Kellogg Company                                    341,000       12,003,200
  Kraft Foods Class A                                219,500        7,111,800
  PepsiCo                                            172,600        7,628,920
  Sysco                                              302,600        9,362,444
                                                                 ------------
                                                                   66,480,030
                                                                 ------------
Healthcare & Pharmaceuticals - 8.16%
  Abbott Laboratories                                344,200       15,334,110
  Baxter International                               595,800       15,097,572
  Bristol-Myers Squibb                               578,000       14,796,800
  Pfizer                                             485,800       15,069,516
  Wyeth                                              456,300       20,008,755
                                                                 ------------
                                                                   80,306,753
                                                                 ------------
Industrial Machinery - 0.97%
  Caterpillar                                        183,500        9,569,525
                                                                 ------------
                                                                    9,569,525
                                                                 ------------
Insurance - 10.38%
  Allstate                                           392,900       14,140,471
  Chubb                                              236,300       15,130,289
  John Hancock Financial Services                    526,700       15,932,675
 *Marsh & McLennan                                   398,400       19,971,792
 *MBIA                                               163,800        8,198,190
  MGIC Investment                                    212,200       11,463,044
  XL Capital Ltd. Class A                            197,900       17,227,195
                                                                 ------------
                                                                  102,063,656
                                                                 ------------
Leisure, Lodging & Entertainment - 3.07%
  Darden Restaurants                                 387,600        7,678,356
 +MGM Grand                                          259,000        7,316,750
  Starwood Hotels & Resorts                          289,600        8,392,608
  Worldwide
 +Westwood One                                       201,600        6,826,176
                                                                 ------------
                                                                   30,213,890
                                                                 ------------
Metals & Mining - 0.80%
  Alcoa                                              320,200        7,880,122
                                                                 ------------
                                                                    7,880,122
                                                                 ------------
Paper & Forest Products - 1.75%
  International Paper                                468,918       17,195,223
                                                                 ------------
                                                                   17,195,223
                                                                 ------------
Retail - 2.10%
 +Federated Department Stores                        229,400        7,455,500
  Limited Brands                                     867,100       13,231,946
                                                                 ------------
                                                                   20,687,446
                                                                 ------------

Statement                                   Delaware Decatur Equity Income Fund
  OF NET ASSETS (CONTINUED)


                                                   Number of         Market
                                                     Shares           Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Telecommunications - 3.21%
 *Alltel                                             131,100     $  6,277,068
  BellSouth                                          247,400        6,558,574
  SBC Communications                                 377,864        9,620,427
  Verizon Communications                             241,736        9,149,708
                                                                 ------------
                                                                   31,605,777
                                                                 ------------
Textiles, Apparel & Furniture - 0.72%
 *Nike                                               127,200        7,121,928
                                                                 ------------
                                                                    7,121,928
                                                                 ------------
Transportation & Shipping - 0.79%
  Burlington Northern Santa Fe                       263,400        7,772,934
                                                                 ------------
                                                                    7,772,934
                                                                 ------------
Utilities - 6.78%
  BCE                                                367,400        8,090,148
  Dominion Resources                                 193,600       12,196,800
  Exelon                                             123,300        7,065,090
  FirstEnergy                                        294,400       10,836,864
  FPL Group                                          192,800       12,815,416
 *Public Service Enterprise Group                    366,300       15,651,999
                                                                 ------------
                                                                   66,656,317
                                                                 ------------
Total Common Stock (cost $895,428,391)                            971,556,237
                                                                 ------------

                                                   Principal
                                                     Amount
--------------------------------------------------------------------------------
Repurchase Agreements- 1.16%
--------------------------------------------------------------------------------
  With BNPParibas 1.24%
    6/2/03 (dated 5/30/03,
    collateralized by $3,918,000
    U.S. Treasury Bills due 8/28/03,
    market value $3,908,423)                      $3,831,000        3,831,000

  With Cantor Fitzgerald 1.24%
    6/2/03 (dated 5/30/03,
    collateralized by $1,277,000
    U.S. Treasury Notes 5.25% due
    5/15/04, market value $1,329,929
    and $589,000 U.S Treasury Notes
    7.25% due 5/15/04,
    market value $624,449)                         1,916,000        1,916,000

  With J. P. Morgan Securities 1.18%
    6/2/03 (dated 5/30/03,
    collateralized by $970,000
    U.S. Treasury Notes 2.125% due
    8/31/04, market value $985,892)                  966,000          966,000

  With UBS Warburg 1.24%
    6/2/03 (dated 5/30/03,
    collateralized by $4,387,000
    U.S. Treasury Notes 7.875% due
    11/15/04, market value $4,820,909)             4,725,000        4,725,000
                                                                 ------------
Total Repurchase Agreements
    (cost $11,438,000)                                             11,438,000
                                                                 ------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 99.93%
   (cost $906,866,391)                                         $  982,994,237
Receivables and Other Assets
   Net of Liabilities - 0.07%                                         643,666
Short Term Investments Held as Collateral
   for Loaned Securities - 1.70%
   (cost $16,759,225)++                                            16,759,225
Obligation to Return Securities
   Lending Collateral - (1.70%)                                   (16,759,225)
                                                               --------------
Net Assets Applicable to 65,400,676
   Shares Outstanding - 100.00%                                $  983,637,903
                                                               ==============

Net Asset Value - Delaware Decatur Equity Income Fund
   Class A ($864,911,062 / 57,482,145 Shares)                          $15.05
                                                                       ------

Net Asset Value - Delaware Decatur Equity Income Fund
   Class B ($73,105,963 / 4,886,161 Shares)                            $14.96
                                                                       ------

Net Asset Value - Delaware Decatur Equity Income Fund
   Class C ($11,653,082 /  774,103 Shares)                             $15.05
                                                                       ------

Net Asset Value - Delaware Decatur Equity Income Fund
   Class R ($15.05 / 1 Share)                                          $15.05
                                                                       ------

Net Asset Value - Delaware Decatur Equity Income Fund
   Institutional Class ($33,967,781 / 2,258,266 Shares)                $15.04
                                                                       ------

Components of Net Assets at May 31, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                          $1,078,608,095
Undistributed net investment income**                               3,670,719
Accumulated net realized loss on investments                     (174,768,757)
Net unrealized appreciation of investments                         76,127,846
                                                               --------------
Total net assets                                               $  983,637,903
                                                               ==============

 *Security is fully or partially on loan.

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

 +Non-income producing security for the period ended May 31, 2003.

++See Note 7 in "Notes to Financial Statements".

Summary of Abbreviations
ADR - American Depository Receipts

Net Asset Value and Offering Price per Share -
Delaware Decatur Equity Income Fund
Net asset value Class A (A)                                            $15.05
Sales charge (5.75% of offering price, or 6.11% of
   amount invested per share) (B)                                        0.92
                                                                       ------
Offering price                                                         $15.97
                                                                       ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                                                                Delaware Decatur Equity Income Fund
  OF OPERATIONS                                                          Six Months Ended May 31, 2003 (Unaudited)

Investment Income:
   Dividends                                                                        $ 12,393,376
   Interest                                                                              114,917
   Security lending income                                                                19,690       $ 12,527,983
                                                                                    ------------       ------------
Expenses:
   Management fees                                                                     2,862,490
   Distribution expenses - Class A                                                     1,002,385
   Distribution expenses - Class B                                                       344,276
   Distribution expenses - Class C                                                        53,470
   Dividend disbursing and transfer agent fees and expenses                              795,511
   Accounting and administration expenses                                                204,000
   Reports and statements to shareholders                                                115,486
   Registration fees                                                                      43,213
   Professional fees                                                                      38,574
   Trustees' fees                                                                         21,000
   Custodian fees                                                                         19,576
   Other                                                                                 139,320          5,639,301
                                                                                    ------------
   Less expenses paid indirectly                                                                            (11,186)
                                                                                                       ------------
   Total expenses                                                                                         5,628,115
                                                                                                       ------------
Net Investment Income                                                                                     6,899,868
                                                                                                       ------------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
   Net realized gain (loss) on:
     Investments                                                                                        (34,548,715)
     Foreign currencies                                                                                       1,160
                                                                                                       ------------
   Net realized loss                                                                                    (34,547,555)
   Net change in unrealized appreciation / depreciation of investments                                   75,805,972
                                                                                                       ------------
Net Realized and Unrealized Gain on Investments and Foreign Currencies                                   41,258,417
                                                                                                       ------------

Net Increase in Net Assets Resulting from Operations                                                   $ 48,158,285
                                                                                                       ============

See accompanying notes

Statements                                                                                  Delaware Decatur Equity Income Fund
  OF CHANGES IN NET ASSETS

                                                                                      Six Months                      Year
                                                                                         Ended                        Ended
                                                                                        5/31/03                      11/30/02
                                                                                      (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                             $  6,899,868                $   11,884,029
   Net realized loss on investments and foreign currencies                            (34,547,555)                  (35,928,720)
   Net change in unrealized appreciation / depreciation of investments                 75,805,972                  (141,882,600)
                                                                                     ------------                --------------
   Net increase (decrease) in net assets resulting from operations                     48,158,285                  (165,927,291)
                                                                                     ------------                --------------

Dividends and Distributions to shareholders from:
   Net investment income:
     Class A                                                                           (3,558,981)                  (13,092,548)
     Class B                                                                              (36,646)                     (483,057)
     Class C                                                                               (5,500)                      (63,835)
     Class R                                                                                   --                            --
     Institutional Class                                                                 (178,209)                     (669,240)
                                                                                     ------------                --------------
                                                                                       (3,779,336)                  (14,308,680)
                                                                                     ------------                --------------
Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                           17,463,328                    29,791,366
     Class B                                                                            4,242,651                    13,761,204
     Class C                                                                            1,296,878                     3,255,581
     Class R                                                                                   15                            --
     Institutional Class                                                                2,478,770                     6,359,391

   Net asset value of shares issued upon reinvestment of dividends and distributions:
     Class A                                                                            3,028,927                    11,078,372
     Class B                                                                               32,222                       421,246
     Class C                                                                                5,093                        58,791
     Class R                                                                                   --                            --
     Institutional Class                                                                  178,209                       669,240
                                                                                     ------------                --------------
                                                                                       28,726,093                    65,395,191
                                                                                     ------------                --------------
   Cost of shares repurchased:
     Class A                                                                          (64,875,026)                 (146,002,348)
     Class B                                                                           (9,954,772)                  (24,458,300)
     Class C                                                                           (1,326,335)                   (3,644,568)
     Class R                                                                                   --                            --
     Institutional Class                                                               (3,176,474)                  (15,388,563)
                                                                                     ------------                --------------

                                                                                      (79,332,607)                 (189,493,779)
                                                                                     ------------                --------------
Decrease in net assets derived from capital share transactions                        (50,606,514)                 (124,098,588)
                                                                                     ------------                --------------
Net Decrease in Net Assets                                                             (6,227,565)                 (304,334,559)

Net Assets:
   Beginning of period                                                                989,865,468                 1,294,200,027
                                                                                     ------------                --------------
   End of period                                                                     $983,637,903                $  989,865,468
                                                                                     ============                ==============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Decatur Equity Income Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                              Ended                             Year Ended
                                                           5/31/03(3)  11/30/02     11/30/01     11/30/00     11/30/99     11/30/98
                                                          (Unaudited)
Net asset value, beginning of period                        $14.320    $16.730       $16.770      $17.200      $21.400      $22.580

Income (loss) from investment operations:
Net investment income(1)                                      0.107      0.170         0.182        0.370        0.476        0.569
Net realized and unrealized gain (loss) on investments        0.683     (2.381)       (0.062)       0.050       (0.916)       1.811
                                                            -------    -------       -------      -------      -------      -------
Total from investment operations                              0.790     (2.211)        0.120        0.420       (0.440)       2.380
                                                            -------    -------       -------      -------      -------      -------

Less dividends and distributions from:
Net investment income                                        (0.060)    (0.199)       (0.160)      (0.378)      (0.540)      (0.490)
Net realized gain on investments                                 --         --            --       (0.472)      (3.220)      (3.070)
                                                            -------    -------       -------      -------      -------      -------
Total dividends and distributions                            (0.060)    (0.199)       (0.160)      (0.850)      (3.760)      (3.560)
                                                            -------    -------       -------      -------      -------      -------

Net asset value, end of period                              $15.050    $14.320       $16.730      $16.770      $17.200      $21.400
                                                            =======    =======       =======      =======      =======      =======

Total return(2)                                               5.56%    (13.34%)        0.75%        2.72%       (2.50%)      12.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $864,911   $870,132    $1,132,147   $1,258,738   $1,658,696   $1,969,181
Ratio of expenses to average net assets                       1.17%      1.11%         1.07%        1.12%        1.03%        0.90%
Ratio of net investment income to average net assets          1.58%      1.10%         1.06%        2.30%        2.59%        2.68%
Portfolio turnover                                              73%        99%          111%          77%          92%          94%

(1) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003 and the years ended November 30, 1999, 2000, 2001 and 2002.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Decatur Equity Income Fund Class B
----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                             Year Ended
                                                            5/31/03(3)   11/30/02     11/30/01   11/30/00   11/30/99     11/30/98
                                                           (Unaudited)
Net asset value, beginning of period                         $ 14.240     $16.630     $16.690    $17.120     $21.320       $22.480

Income (loss) from investment operations:
Net investment income(1)                                        0.056       0.054       0.054      0.248       0.333         0.403
Net realized and unrealized gain (loss) on investments          0.671      (2.364)     (0.063)     0.059      (0.918)        1.797
                                                             --------     -------     -------    -------     -------       -------
Total from investment operations                                0.727      (2.310)     (0.009)     0.307      (0.585)        2.200
                                                             --------     -------     -------    -------     -------       -------

Less dividends and distributions from:
Net investment income                                          (0.007)     (0.080)     (0.051)    (0.265)     (0.395)       (0.290)
Net realized gain on investments                                   --          --          --     (0.472)     (3.220)       (3.070)
                                                             --------     -------     -------    -------     -------       -------
Total dividends and distributions                              (0.007)     (0.080)     (0.051)    (0.737)     (3.615)       (3.360)
                                                             --------     -------     -------    -------     -------       -------

Net asset value, end of period                               $ 14.960     $14.240     $16.630    $16.690     $17.120       $21.320
                                                             ========     =======     =======    =======     =======       =======

Total return(2)                                                 5.11%     (13.96%)     (0.05%)     2.01%      (3.27%)       11.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 73,106     $75,707     $100,41    $99,266     $151,33      $169,985
Ratio of expenses to average net assets                         1.92%       1.86%       1.82%      1.88%       1.81%         1.70%
Ratio of net investment income to average net assets            0.83%       0.35%       0.31%      1.54%       1.81%         1.88%
Portfolio turnover                                                73%         99%        111%        77%         92%           94%

(1) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003 and the years ended November 30, 1999, 2000, 2001 and 2002.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Decatur Equity Income Fund Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             5/31/03(3)   11/30/02     11/30/01    11/30/00   11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $14.320      $16.730      $16.780     $17.220    $21.420     $22.570

Income (loss) from investment operations:
Net investment income(1)                                        0.056        0.054        0.053       0.247      0.332       0.402
Net realized and unrealized gain (loss) on investments          0.681       (2.384)      (0.052)      0.050     (0.917)      1.808
                                                              -------      -------      -------     -------    -------     -------
Total from investment operations                                0.737       (2.330)       0.001       0.297     (0.585)      2.210
                                                              -------      -------      -------     -------    -------     -------

Less dividends and distributions from:
Net investment income                                          (0.007)      (0.080)      (0.051)     (0.265)    (0.395)     (0.290)
Net realized gain on investments                                   --           --           --      (0.472)    (3.220)     (3.070)
                                                              -------      -------      -------     -------    -------     -------
Total dividends and distributions                              (0.007)      (0.080)      (0.051)     (0.737)    (3.615)     (3.360)
                                                              -------      -------      -------     -------    -------     -------

Net asset value, end of period                                $15.050      $14.320      $16.730     $16.780    $17.220     $21.420
                                                              =======      =======      =======     =======    =======     =======

Total return(2)                                                 5.15%      (14.00%)       0.02%       1.94%     (3.25%)     11.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $11,653      $11,098      $13,442     $11,372    $19,511     $23,076
Ratio of expenses to average net assets                         1.92%        1.86%        1.82%       1.88%      1.81%       1.70%
Ratio of net investment income to average net assets            0.83%        0.35%        0.31%       1.54%      1.81%       1.88%
Portfolio turnover                                                73%          99%         111%         77%        92%         94%

(1) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003 and the years ended November 30, 1999, 2000, 2001 and 2002.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

As of May 31, 2003, Delaware Decatur Equity Income Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                     Delaware Decatur Equity Income Fund Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             5/31/03(3)   11/30/02     11/30/01    11/30/00   11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $14.320      $16.730      $16.770     $17.200    $21.400     $22.570

Income (loss) from investment operations:
Net investment income(1)                                        0.124        0.209        0.224       0.408      0.516       0.612
Net realized and unrealized gain (loss) on investments          0.675       (2.380)      (0.065)      0.054     (0.913)      1.808
                                                              -------      -------      -------     -------    -------     -------
Total from investment operations                                0.799       (2.171)       0.159       0.462     (0.397)      2.420
                                                              -------      -------      -------     -------    -------     -------

Less dividends and distributions from:
Net investment income                                          (0.079)      (0.239)      (0.199)     (0.420)    (0.583)     (0.520)
Net realized gain on investments                                   --           --           --      (0.472)    (3.220)     (3.070)
                                                              -------      -------      -------     -------    -------     -------
Total dividends and distributions                              (0.079)      (0.239)      (0.199)     (0.892)    (3.803)     (3.590)
                                                              -------      -------      -------     -------    -------     -------

Net asset value, end of period                                $15.040      $14.320      $16.730     $16.770    $17.200     $21.400
                                                              =======      =======      =======     =======    =======     =======

Total return(2)                                                 5.63%      (13.11%)       1.00%       2.99%     (2.27%)     12.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $33,968      $32,928      $48,192     $52,020    $89,128    $243,245
Ratio of expenses to average net assets                         0.92%        0.86%        0.82%       0.88%      0.81%       0.70%
Ratio of net investment income to average net assets            1.83%        1.35%        1.31%       2.54%      2.81%       2.88%
Portfolio turnover                                                73%          99%         111%         77%        92%         94%

(1) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003 and the years ended November 30, 1999, 2000, 2001 and 2002.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                                        Delaware Decatur Equity Income Fund
  TO FINANCIAL STATEMENTS                    May 31, 2003 (Unaudited)


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware business trust and offers four series: Delaware Decatur Equity Income Fund, Delaware Diversified Value Fund, Delaware Growth and Income Fund, and Delaware Social Awareness Fund. These financial statements and related notes pertain to the Delaware Decatur Equity Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2003, Class R has not commenced operations.

The investment objective of the Delaware Decatur Equity Income Fund is to seek high current income and capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or with respect to foreign securities or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $10,951 for the period ended May 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2003 were approximately $235. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. No distribution expenses are paid by Institutional Class shares.

At May 31, 2003, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                    $81,423
  Dividend disbursing, transfer agent fees, accounting
    and other expenses payable to DSC                          67,362
  Other expenses payable to DMC and affiliates                 55,991

Notes                                        Delaware Decatur Equity Income Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and
Other Transactions with Affiliates (continued)
For the period ended May 31, 2003, DDLP earned $30,896 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended May 31, 2003, the Fund made purchases of $329,646,553 and sales of $371,640,511 of investment securities other than short-term investments.

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments was $936,211,952. At May 31, 2003, the net unrealized appreciation was $46,782,285 of which $96,132,380 related to unrealized appreciation of investments and $49,350,095 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended May 31, 2003 and the year ended November 30, 2002 were as follows:

                            Six Months         Year
                              Ended            Ended
                             5/31/03*         11/30/02
Ordinary income             $3,779,336      $14,308,680

* Tax information for the period ended May 31, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                    $1,078,608,095
Undistributed ordinary income                         3,670,719
Capital loss carryforwards                         (110,874,481)
Net realized capital losses on investments          (34,548,715)
Unrealized appreciation of investments               46,782,285
                                                 --------------
Net assets                                       $  983,637,903
                                                 --------------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $95,490,481 expires in 2008 and $15,384,000 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                          Six Months         Year
                                            Ended           Ended
                                           5/31/03        11/30/02
Shares sold:
   Class A                                1,291,751       1,914,834
   Class B                                  314,053         878,134
   Class C                                   96,230         205,962
   Class R                                        1              --
   Institutional Class                      181,639         400,717

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                  221,478         691,156
   Class B                                    2,350          25,255
   Class C                                      369           3,504
   Class R                                       --              --
   Institutional Class                       13,040          41,793
                                         ----------      ----------
                                          2,120,911       4,161,355
                                         ----------      ----------


Shares repurchased:
   Class A                               (4,802,227)     (9,506,340)
   Class B                                 (748,191)     (1,623,214)
   Class C                                  (97,402)       (237,962)
   Class R                                       --              --
   Institutional Class                     (236,576)     (1,023,411)
                                         ----------      ----------
                                         (5,884,396)    (12,390,927)
                                         ----------      ----------
   Net decrease                          (3,763,485)     (8,229,572)
                                         ==========      ==========

For the period ended May 31, 2003 and the year ended November 30, 2002, 87,164 Class B shares were converted to 86,611 Class A shares valued at $1,162,331 and 7,535 Class B shares were converted to 7,483 Class A shares valued at $104,424, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
 The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2003, or at any time during the period.

Notes                                        Delaware Decatur Equity Income Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At May 31, 2003, the market value of the securities on loan was $16,557,023.

The securities on loan were collateralized by the following:

Description                                        Market Value
--------------                                     ------------
UBS Warburg LLC 1.38% 6/2/03                       $ 8,876,165
Fannie Mae 1.31% 1/29/04                             4,748,435
Barclays London 1.27% 6/17/03                          760,793
Goldman Sachs Group 1.52% 7/14/03                      664,806
Wilmington Trust Company 1.26% 7/21/03                 476,325
Merrill Lynch Mortgage Capital 1.48% 6/6/03            474,861
Racers Series 2002-35-C 1.61% 4/15/04                  472,946
Morgan Stanley Dean Witter 1.41% 6/30/04               189,944
Canadian Imperial Bank NY 1.41% 10/9/03                 94,950
                                                   -----------
                                                   $16,759,225
                                                   -----------

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Decatur Equity Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Decatur Equity Income Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                             Affiliated Officers                          Contact Information

Jude T. Driscoll                              Michael P. Bishof                            Investment Manager
Chairman                                      Senior Vice President and Treasurer          Delaware Management Company
Delaware Investments Family of Funds          Delaware Investments Family of Funds         Philadelphia, PA
Philadelphia, PA                              Philadelphia, PA
                                                                                           International Affiliate
Walter P. Babich                              Richelle S. Maestro                          Delaware International Advisers Ltd.
Board Chairman                                Senior Vice President,                       London, England
Citadel Construction Corporation              General Counsel and Secretary
King of Prussia, PA                           Delaware Investments Family of Funds         National Distributor
                                              Philadelphia, PA                             Delaware Distributors, L.P.
                                                                                           Philadelphia, PA
David K. Downes
President and Chief Executive Officer                                                      Shareholder Servicing, Dividend
Delaware Investments Family of Funds                                                       Disbursing and Transfer Agent
Philadelphia, PA                                                                           Delaware Service Company, Inc.
                                                                                           2005 Market Street
John H. Durham                                                                             Philadelphia, PA 19103-7094
Private Investor
Gwynedd Valley, PA                                                                         For Shareholders
                                                                                           800 523-1918
John A. Fry
President                                                                                  For Securities Dealers and Financial
Franklin & Marshall College                                                                Institutions Representatives Only
Lancaster, PA                                                                              800 362-7500

Anthony D. Knerr                                                                           Web site
Managing Director                                                                          www.delawareinvestments.com
Anthony Knerr & Associates
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


(7900)                                                        Printed in the USA
SA-001 [6/03] IVES 7/03                                                    J9267

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
STRUCTURED EQUITY                         A member of Lincoln Financial Group(R)






SemiAnnual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE DIVERSIFIED VALUE FUND






[Logo] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       1

  Statement of Operations                                       4

  Statements of Changes in Net Assets                           5

  Financial Highlights                                          6

  Notes to Financial Statements                                 9
-----------------------------------------------------------------














    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                        Delaware Diversified Value Fund
  OF NET ASSETS                                  May 31, 2003 (Unaudited)

                                                      Number of      Market
                                                        Shares       Value
-----------------------------------------------------------------------------
Common Stock - 98.75%
-----------------------------------------------------------------------------
Aerospace & Defense - 2.77%
  General Dynamics                                        2,300   $   153,686
 +L-3 Communications                                      2,800       121,380
  Northrop Grumman                                        1,800       158,310
  Raytheon                                                4,800       153,792
  United Technologies                                     5,200       354,900
                                                                  -----------
                                                                      942,068
                                                                  -----------
Automobiles & Automotive Parts - 0.81%
  General Motors                                          7,800       275,574
                                                                  -----------
                                                                      275,574
                                                                  -----------
Banking - 14.88%
  Bank of America                                        13,100       972,020
  Bank One                                                8,700       325,032
  Banknorth Group                                         3,300        84,546
  Comerica                                                4,500       208,215
  FleetBoston Financial                                   8,500       251,345
  Golden West Financial                                   1,700       132,243
  GreenPoint Financial                                    2,100       106,449
  Hibernia Class A                                        3,100        59,861
  Mellon Financial                                        6,900       187,473
  National City                                          10,100       341,582
  State Street Bank                                       5,500       210,705
  US Bancorp                                             16,400       388,680
  Wachovia                                               14,700       590,646
  Washington Mutual                                      10,700       436,346
  Wells Fargo                                            15,900       767,970
                                                                  -----------
                                                                    5,063,113
                                                                  -----------
Basic Industry/Capital Goods - 2.14%
  General Electric                                        5,900       169,330
  Hillenbrand Industries                                  3,500       179,025
  Johnson Controls                                        2,400       199,800
  Pentair                                                 4,600       178,756
                                                                  -----------
                                                                      726,911
                                                                  -----------
Building & Materials - 0.70%
  D.R. Horton                                             4,800       126,192
  KB Home                                                 1,800       112,500
                                                                  -----------
                                                                      238,692
                                                                  -----------
Business Services - 1.49%
 +Cendant                                                15,000       252,000
  Eastman Kodak                                           8,300       254,312
                                                                  -----------
                                                                      506,312
                                                                  -----------
Cable, Media & Publishing - 8.39%
 +AOL Time Warner                                        36,400       554,008
 +Clear Channel Communications                            5,900       240,130
 +Comcast Class A                                        15,300       460,683
 +Comcast Special Class A                                 5,900       170,038
  Disney (Walt)                                          13,400       263,310
 +General Motors - Hughes Electronics                    14,000       170,800
 +Liberty Media Class A                                  14,400       168,480
  McGraw-Hill                                             2,000       126,420

                                                      Number of      Market
                                                        Shares       Value
-----------------------------------------------------------------------------
Common Stock (continued)
-----------------------------------------------------------------------------
Cable, Media & Publishing (continued)
 +USA Interactive                                         4,400     $ 169,180
 +Viacom                                                 11,700       532,584
                                                                  -----------
                                                                    2,855,633
                                                                  -----------
Chemicals - 3.01%
  Air Products & Chemicals                                3,700       161,283
  duPont (E.I.) deNemours                                 6,600       278,124
  IMC Global                                             10,800        94,392
  Lubrizol                                                2,500        79,750
  Praxair                                                 3,000       179,970
  Rohm & Haas                                             3,300       107,019
  Sigma-Aldrich                                           2,400       125,544
                                                                  -----------
                                                                    1,026,082
                                                                  -----------
Computers & Technology - 5.82%
 +Emulex                                                  4,800       118,560
  Hewlett-Packard                                        14,400       280,800
  International Business Machines                         7,500       660,300
 +Intuit                                                  3,000       138,270
  Microchip Technology                                    6,600       157,146
  Microsoft                                              13,100       322,391
 +Oracle                                                 11,800       153,518
 +Veritas Software                                        5,400       149,850
                                                                  -----------
                                                                    1,980,835
                                                                  -----------
Consumer Products - 3.78%
  3M                                                      2,800       354,116
  Colgate-Palmolive                                       1,900       113,278
  Fortune Brands                                          1,800        94,320
  Newell Rubbermaid                                       7,000       199,500
  Procter & Gamble                                        5,700       523,374
                                                                  -----------
                                                                    1,284,588
                                                                  -----------
Electronics & Electrical Equipment - 0.72%
  Emerson Electric                                        4,700       245,810
                                                                  -----------
                                                                      245,810
                                                                  -----------
Energy - 10.35%
  Amerada Hess                                            3,200       156,800
  Anadarko Petroleum                                      3,600       177,408
  Apache                                                  1,400        92,288
  ChevronTexaco                                           7,600       539,144
  ConocoPhillips                                          5,000       269,850
  Devon Energy                                            3,800       197,600
  Exxon Mobil                                            44,700     1,627,080
  Marathon Oil                                            6,300       162,099
  Occidental Petroleum                                    6,300       212,562
  Unocal                                                  3,000        90,270
                                                                  -----------
                                                                    3,525,101
                                                                  -----------
Environmental Services - 0.99%
  Waste Management                                       13,200       336,204
                                                                  -----------
                                                                      336,204
                                                                  -----------

Statement                                       Delaware Diversified Value Fund
  OF NET ASSETS (CONTINUED)

                                                      Number of      Market
                                                        Shares       Value
-----------------------------------------------------------------------------
Common Stock (continued)
-----------------------------------------------------------------------------
Finance - 11.17%
  American Express                                        5,300    $  220,798
  Bear Stearns                                            2,900       224,083
  Block (H&R)                                             3,300       135,102
  Citigroup                                              35,000     1,435,700
  Countrywide Credit Industries                           2,400       176,760
  Freddie Mac                                             4,300       257,183
  Goldman Sachs Group                                     1,800       146,700
  J.P. Morgan Chase & Company                            11,500       377,890
  Merrill Lynch & Company                                 6,400       277,120
  Morgan Stanley & Company                               12,000       549,000
                                                                  -----------
                                                                    3,800,336
                                                                  -----------
Food, Beverage & Tobacco - 2.31%
  Anheuser-Busch                                          1,400        73,682
  Archer-Daniels-Midland                                 10,800       129,276
  Coca-Cola                                               4,500       205,065
  Kraft Foods - Class A                                   6,400       207,360
  McDonald's                                              9,200       172,316
                                                                  -----------
                                                                      787,699
                                                                  -----------
Healthcare & Pharmaceuticals - 5.27%
  Aetna                                                   3,300       189,486
  Baxter International                                    5,700       144,438
 +Guidant                                                 2,300        97,244
  HCA - The Healthcare Company                            5,000       165,000
  Merck & Company                                         9,200       511,336
  Pfizer                                                  8,800       272,976
  Schering-Plough                                        12,400       228,780
 +Steris                                                  4,600       103,730
 +Tenet Healthcare                                        4,900        81,781
                                                                  -----------
                                                                    1,794,771
                                                                  -----------
Industrial Machinery - 0.31%
  Deere & Co.                                             2,400       104,808
                                                                  -----------
                                                                      104,808
                                                                  -----------
Insurance - 5.38%
  Aflac                                                   2,200        72,402
  Allstate                                                9,300       334,707
  American International Group                            9,500       549,860
  John Hancock Financial Services                         5,300       160,325
  Met Life                                                8,100       226,557
  Nationwide Financial Services                           2,900        93,554
  Old Republic International                              2,200        75,548
  Principal Financial Group                               2,900        92,104
  Prudential Financial                                    6,800       227,936
                                                                  -----------
                                                                    1,832,993
                                                                  -----------
Leisure, Lodging & Entertainment - 0.35%
  Harley-Davidson                                         2,800       118,048
                                                                  -----------
                                                                      118,048
                                                                  -----------
Packaging & Containers - 0.74%
  Bemis                                                   1,900        86,982
 +Pactiv                                                  4,200        82,110

                                                      Number of      Market
                                                        Shares       Value
-----------------------------------------------------------------------------
Common Stock (continued)
-----------------------------------------------------------------------------
Packaging & Containers (continued)
  Sonoco Products                                         3,700   $    83,139
                                                                  -----------
                                                                      252,231
                                                                  -----------
Paper & Forest Products - 1.48%
  International Paper                                     9,100       333,697
  Kimberly-Clark                                          3,300       171,369
                                                                  -----------
                                                                      505,066
                                                                  -----------
REITs - 0.72%
  Duke-Weeks Realty                                       3,100        87,978
  Equity Office Properties Trust                          5,900       158,769
                                                                  -----------
                                                                      246,747
                                                                  -----------
Retail - 3.31%
 +Best Buy                                                2,300        89,010
  CVS                                                     6,300       164,430
  Home Depot                                              5,700       185,193
  Nordstrom                                               6,600       123,090
 +Office Depot                                            9,800       131,320
  Penney (J.C.)                                          11,200       193,984
  V F Corporation                                         2,200        83,754
 +Yum! Brands                                             5,600       156,576
                                                                  -----------
                                                                    1,127,357
                                                                  -----------
Telecommunications - 6.61%
 +AT&T Wireless Services                                 21,500       167,055
  BellSouth                                              10,000       265,100
 +Cisco Systems                                           8,000       130,240
 +JDS Uniphase                                           11,700        45,279
  Qualcomm                                                5,300       177,974
  SBC Communications                                     31,100       791,806
  Verizon Communications                                 17,800       673,730
                                                                  -----------
                                                                    2,251,184
                                                                  -----------
Transportation & Shipping - 1.11%
  CSX                                                     7,400       242,350
  FedEx                                                   2,100       134,358
                                                                  -----------
                                                                      376,708
                                                                  -----------
Utilities - 4.14%
  American Electric Power                                 6,500       188,760
  Dominion Resources                                      1,700       107,100
  DTE Energy                                              2,400       103,992
  Duke Energy                                             9,700       187,986
 +Edison International                                    8,000       130,240
  Exelon                                                  3,400       194,820
  FirstEnergy                                             3,900       143,559
  FPL Group                                               2,000       132,940
  KeySpan                                                 2,900       102,138
  TXU                                                     5,900       119,416
                                                                  -----------
                                                                    1,410,951
                                                                  -----------
Total Common Stock (cost $31,375,717)                              33,615,822
                                                                  -----------

Statement                                       Delaware Diversified Value Fund
  OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount         Value
-----------------------------------------------------------------------------
Repurchase Agreements - 1.14%
-----------------------------------------------------------------------------
With BNP Paribas 1.24% 6/2/03
  (dated 5/30/03, collateralized by
  $133,300 U.S. Treasury Bills due
  8/28/03, market value $132,923)                   $   130,300   $   130,300
With Cantor Fitzgerald 1.24% 6/2/03
  (dated 5/30/03, collateralized
  by $43,450 U.S. Treasury Notes
  5.25% due 5/15/04, market value
  $45,230 and $20,050 U.S Treasury
  Notes 7.25% due 5/15/04,
  market value $21,237)                                  65,150        65,150
With J. P. Morgan Securities 1.18%
  6/2/03 (dated 5/30/03,
  collateralized by $32,950 U.S.
  Treasury Notes 2.125% due
  8/31/04, market value $33,530)                         32,850        32,850
With UBS Warburg 1.24% 6/2/03
  (dated 5/30/03, collateralized
  by $149,200 U.S. Treasury Notes
  7.875% due 11/15/04,
  market value $163,956)                                160,700       160,700
                                                                  -----------
Total Repurchase Agreements
  (cost $389,000)                                                     389,000
                                                                  -----------

Total Market Value of Securities - 99.89%
   (cost $31,764,717)                                              34,004,822
Receivables and Other Assets
  Net of Liabilities - 0.11%                                           38,784
                                                                  -----------
Net Assets Applicable to 3,926,041
  Shares Outstanding - 100.00%                                    $34,043,606
                                                                  ===========

Net Asset Value - Delaware Diversified
  Value Fund Class A
  ($200,298 / 23,114 Shares)                                            $8.67
                                                                        -----
Net Asset Value - Delaware Diversified
  Value Fund Class B
  ($162,992 / 18,858 Shares)                                            $8.64
                                                                        -----
Net Asset Value - Delaware Diversified
  Value Fund Class C
  ($64,379 / 7,449 Shares)                                              $8.64
                                                                        -----
Net Asset Value - Delaware Diversified
  Value Fund Institutional Class
  ($33,615,937 / 3,876,620 Shares)                                      $8.67
                                                                        -----

-----------------------------------------------------------------------------
Components of Net Assets at May 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                              $34,931,126
Undistributed net investment income                                   187,840
Accumulated net realized loss on investments                       (3,315,465)
Net unrealized appreciation of investments                          2,240,105
                                                                  -----------
Total net assets                                                  $34,043,606
                                                                  ===========

+Non-income producing security for the period ended May 31, 2003.

Summary of Abbreviations:
REIT - Real Estate Investment Trust

Net Asset Value and Offering Price per Share -
  Delaware Diversified Value Fund
Net asset value Class A (A)                                             $8.67
Sales charge (5.75% of offering price, or 6.11%
  of the amount invested per share) (B)                                  0.53
                                                                        -----
Offering price                                                          $9.20
                                                                        =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statement                             Delaware Diversified Value Fund
  OF OPERATIONS                       Six Months Ended May 31, 2003 (Unaudited)



Investment Income:
  Dividends                                                              $322,646
  Interest                                                                  2,501   $  325,147
                                                                         --------

Expenses:
  Management fees                                                          88,133
  Registration fees                                                        29,000
  Reports and statements to shareholders                                    9,834
  Dividend disbursing and transfer agent fees and expenses                  9,430
  Accounting and administration expenses                                    5,400
  Custodian fees                                                            2,330
  Trustees' fees                                                            1,481
  Professional fees                                                           960
  Distribution expenses-- Class A                                             135
  Distribution expenses-- Class B                                             468
  Distribution expenses-- Class C                                             173
  Other                                                                     3,763      151,107
                                                                         --------
  Less expenses absorbed or waived                                                     (48,709)
  Less waived distribution expenses-- Class A                                              (22)
  Less expenses paid indirectly                                                           (326)
                                                                                    ----------
  Total expenses                                                                       102,050
                                                                                    ----------
Net Investment Income                                                                  223,097
                                                                                    ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized loss on investments                                                  (1,195,241)
  Net change in unrealized appreciation/depreciation of investments                  3,085,219
                                                                                    ----------
Net Realized and Unrealized Gain on Investments                                      1,889,978
                                                                                    ----------

Net Increase in Net Assets Resulting from Operations                                $2,113,075
                                                                                    ==========

See accompanying notes

Statements                                      Delaware Diversified Value Fund
  OF CHANGES IN NET ASSETS



                                                                                            Six Months              Year
                                                                                               Ended               Ended
                                                                                              5/31/03             11/30/02
                                                                                            (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                        $223,097             $264,412
  Net realized loss on investments                                                           (1,195,241)          (1,754,945)
  Net change in unrealized appreciation/depreciation of investments                           3,085,219             (697,909)
                                                                                            -----------          -----------
  Net increase (decrease) in net assets resulting from operations                             2,113,075           (2,188,442)
                                                                                            -----------          -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                        (664)                (169)
    Class B                                                                                        (495)                  --
    Class C                                                                                         (60)                  --
    Institutional Class                                                                        (280,307)            (106,073)
                                                                                            -----------          -----------
                                                                                               (281,526)            (106,242)
                                                                                            -----------          -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                     159,306               22,304
    Class B                                                                                     138,360               12,071
    Class C                                                                                      51,647               27,103
    Institutional Class                                                                      10,942,032           11,505,844

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                         590                  169
    Class B                                                                                         400                   --
    Class C                                                                                          --                   --
    Institutional Class                                                                         280,307              106,073
                                                                                            -----------          -----------
                                                                                             11,572,642           11,673,564
                                                                                            -----------          -----------
  Cost of shares repurchased:
    Class A                                                                                     (12,453)                 (15)
    Class B                                                                                          --                   --
    Class C                                                                                     (18,524)                  --
    Institutional Class                                                                      (2,687,354)             (23,912)
                                                                                            -----------          -----------
                                                                                             (2,718,331)             (23,927)
                                                                                            -----------          -----------
Increase in net assets derived from capital share transactions                                8,854,311           11,649,637
                                                                                            -----------          -----------
Net Increase in Net Assets                                                                   10,685,860            9,354,953

Net Assets:
  Beginning of period                                                                        23,357,746           14,002,793
                                                                                            -----------          -----------
  End of period                                                                             $34,043,606          $23,357,746
                                                                                            ===========          ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------
                                                              Delaware Diversified Value Fund Class A
----------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                 Year Ended
                                                            5/31/03(1)   11/30/02    11/30/01  11/30/00(2)
                                                           (Unaudited)

Net asset value, beginning of period                           $8.300      $9.490     $10.150      $10.690

Income (loss) from investment operations:
Net investment income(3)                                        0.055       0.113       0.116        0.125
Net realized and unrealized gain (loss) on investments          0.396      (1.231)     (0.309)       0.092
                                                               ------      ------     -------      -------
Total from investment operations                                0.451      (1.118)     (0.193)       0.217
                                                               ------      ------     -------      -------

Less dividends and distributions:
From net investment income                                     (0.081)     (0.072)     (0.103)      (0.070)
From net realized gain on investments                              --          --      (0.147)      (0.687)
In excess of net realized gain on investments                      --          --      (0.217)          --
                                                               ------      ------     -------      -------
Total dividends and distributions                              (0.081)     (0.072)     (0.467)      (0.757)
                                                               ------      ------     -------      -------

Net asset value, end of period                                 $8.670      $8.300      $9.490      $10.150
                                                               ======      ======     =======      =======

Total return(4)                                                 5.51%     (11.88%)     (2.11%)       2.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $200         $42         $22          $23
Ratio of expenses to average net assets                         1.00%       1.03%       0.75%        0.75%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly            1.40%       1.60%       1.08%        1.10%
Ratio of net investment income to average net assets            1.41%       1.27%       1.18%        1.23%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.01%       0.70%       0.85%        0.88%
Portfolio turnover                                               120%         61%        101%         130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Shares of the Delaware Diversified Value Fund Class A were initially offered on September 15, 1998. Prior to the fiscal year ended November 30, 2000, there was a balance of 1 share representing the initial seed purchase. Financial Highlights for the periods ended November 30, 1998 and 1999 are not presented because the data is not believed to be meaningful.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Diversified        Delaware Diversified
                                                                     Value Fund Class B          Value Fund Class C
----------------------------------------------------------------------------------------------------------------------
                                                                  Six Months      4/30/02(2)    Six Months  4/30/02(2)
                                                                    Ended             to          Ended          to
                                                                  5/31/03(1)       11/30/02    5/31/03(1)     11/30/02
                                                                  (Unaudited)                  (Unaudited)

Net asset value, beginning of period                                 $8.310        $9.480         $8.280        $9.480

Income (loss) from investment operations:
Net investment income(3)                                              0.026         0.030          0.026         0.032
Net realized and unrealized gain (loss) on investments                0.385        (1.200)         0.393        (1.232)
                                                                     ------        ------         ------        ------
Total from investment operations                                      0.411        (1.170)         0.419        (1.200)
                                                                     ------        ------         ------        ------

Less dividends and distributions from:
Net investment income                                                (0.081)           --         (0.059)           --
Net realized gain on investments                                         --            --             --            --
                                                                     ------        ------         ------        ------
Total dividends and distributions                                    (0.081)           --         (0.059)           --
                                                                     ------        ------         ------        ------

Net asset value, end of period                                       $8.640        $8.310         $8.640        $8.280
                                                                     ======        ======         ======        ======

Total return(4)                                                       5.02%       (12.34%)         5.11%       (12.66%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $163           $13            $64           $27
Ratio of expenses to average net assets                               1.75%         1.93%          1.75%         1.93%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly                  2.10%         2.62%          2.10%         2.62%
Ratio of net investment income to average net assets                  0.66%         0.59%          0.66%         0.59%
Ratio of net investment income (loss) to average net assets prior
  to expense limitation and expenses paid indirectly                  0.31%        (0.10%)         0.31%        (0.10%)
Portfolio turnover                                                     120%           61%           120%           61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Diversified Value Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(2)
                                                               Ended                      Year Ended                          to
                                                             5/31/03(1)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                             (Unaudited)

Net asset value, beginning of period                           $8.310      $9.490      $10.150     $10.690       $9.540      $8.500

Income (loss) from investment operations:
Net investment income(3)                                        0.065       0.126        0.116       0.125        0.129       0.026
Net realized and unrealized gain (loss) on investments          0.392      (1.234)      (0.309)      0.092        1.108       1.014
                                                               ------      ------       ------     -------      -------      ------
Total from investment operations                                0.457      (1.108)      (0.193)      0.217        1.237       1.040
                                                               ------      ------       ------     -------      -------      ------

Less dividends and distributions:
From net investment income                                     (0.097)     (0.072)      (0.103)     (0.070)      (0.037)         --
From net realized gain on investments                              --          --       (0.147)     (0.687)      (0.050)         --
In excess of net realized gain on investments                      --          --       (0.217)         --           --          --
                                                               ------      ------       ------     -------      -------      ------
Total dividends and distributions                              (0.097)     (0.072)      (0.467)     (0.757)      (0.087)         --
                                                               ------      ------       ------     -------      -------      ------

Net asset value, end of period                                 $8.670      $8.310       $9.490     $10.150      $10.690      $9.540
                                                               ======      ======       ======     =======      =======      ======

Total return(4)                                                 5.59%     (11.77%)      (2.11%)      2.32%       13.05%      12.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $33,616     $23,276      $13,980     $15,327       $5,143      $2,244
Ratio of expenses to average net assets                         0.75%       0.87%        0.75%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly            1.10%       1.30%        0.78%       0.80%        1.24%       1.24%
Ratio of net investment income to average net assets            1.66%       1.43%        1.18%       1.23%        1.25%       1.41%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.31%       1.00%        1.15%       1.18%        0.76%       0.92%
Portfolio turnover                                               120%         61%         101%        130%         111%         74%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                            Delaware Diversified Value Fund
  TO FINANCIAL STATEMENTS                        May 31, 2003 (Unaudited)


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware business trust and offers four series: Delaware Decatur Equity Income Fund, Delaware Diversified Value Fund, Delaware Growth and Income Fund and Delaware Social Awareness Fund. These financial statements and the related notes pertain to Delaware Diversified Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. Class R shares have not commenced operations.

The investment objective of the Fund is to achieve capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, after market trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $325 for the period ended May 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2003, was approximately $1. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreement and
   Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through January 31, 2004.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has elected to waive its fees through January 31, 2004 in order to prevent distribution fees of Class A shares from exceeding 0.25% of average daily net assets. No distribution expenses are paid by Institutional Class shares.

Notes                                            Delaware Diversified Value Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreement and
   Other Transactions with Affiliates (continued)
At May 31, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                  $10,940
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC              3,012
Other expenses payable to DMC and affiliates                  890

For the period ended May 31, 2003, DDLP earned $86 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended May 31, 2003, the Fund made purchases of $24,572,943 and sales of $16,089,575 of investment securities other than short-term investments.

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments was $32,190,753. At May 31, 2003, the unrealized appreciation was $1,814,069 of which $2,398,773 related to unrealized appreciation of investments and $584,704 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended May 31, 2003 and the year ended November 30, 2002 were as follows:

                                  2003*         2002
Ordinary income                 $281,526      $106,242

*Tax information for the period ended May 31, 2003, is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                         $34,931,126
Undistributed ordinary income                             187,840
Net realized capital loss on investments               (1,202,564)
Capital loss carryforwards                             (1,686,865)
Unrealized appreciation of investments                  1,814,069
                                                      -----------
Net assets                                            $34,043,606
                                                      ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $48,010 expires in 2009 and $1,638,855 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                                                    Six Months      Year
                                                                       Ended        Ended
                                                                      5/31/03      11/30/02
Shares sold:
  Class A                                                               19,642         2,649
  Class B                                                               17,290         1,518
  Class C                                                                6,423         3,282
  Institutional Class                                                1,385,477     1,318,970

Shares issued upon reinvestment of dividends and distributions:
  Class A                                                                   73            18
  Class B                                                                   50            --
  Class C                                                                   --            --
  Institutional Class                                                   34,907        11,166
                                                                    ----------    ----------
                                                                     1,463,862     1,337,603
                                                                    ----------    ----------
Shares repurchased:
  Class A                                                               (1,619)           (2)
  Class B                                                                   --            --
  Class C                                                               (2,256)           --
  Institutional Class                                                 (344,123)       (3,013)
                                                                    ----------    ----------
                                                                      (347,998)       (3,015)
                                                                    ----------    ----------
  Net increase                                                       1,115,864     1,334,588
                                                                     =========     =========

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amount outstanding at May 31, 2003, or at any time during the period.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Diversified Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                              Affiliated Officers                       Contact Information

Jude T. Driscoll                               Michael P. Bishof                         Investment Manager
Chairman                                       Senior Vice President and Treasurer       Delaware Management Company
Delaware Investments Family of Funds           Delaware Investments Family of Funds      Philadelphia, PA
Philadelphia, PA                               Philadelphia, PA
                                                                                         International Affiliate
Walter P. Babich                               Richelle S. Maestro                       Delaware International Advisers Ltd.
Board Chairman                                 Senior Vice President,                    London, England
Citadel Construction Corporation               General Counsel and Secretary
King of Prussia, PA                            Delaware Investments Family of Funds      National Distributor
                                               Philadelphia, PA                          Delaware Distributors, L.P.
David K. Downes                                                                          Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                     Shareholder Servicing, Dividend
Philadelphia, PA                                                                         Disbursing and Transfer Agent
                                                                                         Delaware Service Company, Inc.
John H. Durham                                                                           2005 Market Street
Private Investor                                                                         Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                         For Shareholders
John A. Fry                                                                              800 523-1918
President
Franklin & Marshall College                                                              For Securities Dealers and Financial
Lancaster, PA                                                                            Institutions Representatives Only
                                                                                         800 362-7500
Anthony D. Knerr
Managing Director                                                                        Web site
Anthony Knerr & Associates                                                               www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


(7912)                                                        Printed in the USA
SA-456 [5/03] IVES 7/03                                                    J9277

                                        Delaware
                                        Investments(SM)
                                        --------------------------------------
VALUE-EQUITY                            A member of Lincoln Financial Group(R)






Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE GROWTH AND INCOME FUND




[Logo] POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

--------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                       1
   Statement of Operations                       3
   Statements of Changes in Net Assets           4
   Financial Highlights                          5
   Notes to Financial Statements                 9
--------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware
Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                        Delaware Growth and Income Fund
   OF NET ASSETS                                 May 31, 2003 (Unaudited)

                                                      Number of       Market
                                                        Shares         Value
--------------------------------------------------------------------------------
Common Stock - 99.42%
--------------------------------------------------------------------------------
Aerospace & Defense - 1.76%
   Boeing                                              108,800     $  3,336,896
   Honeywell International                             189,400        4,962,280
                                                                   ------------
                                                                      8,299,176
                                                                   ------------
Automobiles & Automotive Parts - 0.81%
   General Motors                                      108,700        3,840,371
                                                                   ------------
                                                                      3,840,371
                                                                   ------------
Banking & Finance - 22.09%
   Bank of America                                     132,548        9,835,062
   Bank of New York                                    215,700        6,244,515
   Charter One Financial                               152,900        4,657,334
   Citigroup                                           248,400       10,189,368
  *Comerica                                            134,300        6,214,061
   FleetBoston Financial                               147,400        4,358,618
   Goldman Sachs Group                                 123,600       10,073,400
   J.P. Morgan Chase                                   326,150       10,717,289
   KeyCorp                                              81,100        2,141,040
   MBNA                                                341,000        6,837,050
   Mellon Financial                                    303,600        8,248,812
   Morgan Stanley                                      229,400       10,495,050
   U.S. Bancorp                                        417,300        9,890,010
   Wells Fargo                                          93,200        4,501,560
                                                                   ------------
                                                                    104,403,169
                                                                   ------------
Cable, Media & Publishing - 1.23%
   Gannett                                              45,200        3,570,800
  *Knight-Ridder                                        31,900        2,247,036
                                                                   ------------
                                                                      5,817,836
                                                                   ------------
Chemicals - 4.35%
   Air Products & Chemicals                            101,300        4,415,667
   Dow Chemical                                        252,000        8,013,600
   duPont (E.I.) deNemours                             107,800        4,542,692
   Rohm & Haas                                         110,800        3,593,244
                                                                   ------------
                                                                     20,565,203
                                                                   ------------
Computers & Technology - 7.08%
  +Cisco Systems                                       384,500        6,259,660
   First Data                                          122,500        5,073,950
   Hewlett-Packard                                     197,100        3,843,450
   International Business Machines                      51,300        4,516,452
   Microsoft                                           271,400        6,679,154
  +Oracle                                              544,200        7,080,042
                                                                   ------------
                                                                     33,452,708
                                                                   ------------
Consumer Products - 4.92%
   Gillette                                            149,700        5,031,417
   Kimberly-Clark                                      181,000        9,399,330
   Newell Rubbermaid                                   309,300        8,815,050
                                                                   ------------
                                                                     23,245,797
                                                                   ------------
Electronics & Electrical Equipment - 6.72%
   Emerson Electric                                     90,000        4,707,000
   General Electric                                    274,400        7,875,280
   Intel                                               359,600        7,494,064

                                                      Number of       Market
                                                        Shares         Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Electronics & Electrical Equipment (continued)
  +National Semiconductor                               96,100     $  2,398,656
   Raytheon                                            150,600        4,825,224
   Texas Instruments                                   218,000        4,469,000
                                                                   ------------
                                                                     31,769,224
                                                                   ------------
Energy - 7.25%
   ChevronTexaco                                        86,500        6,136,310
   Exxon Mobil                                         299,254       10,892,846
   Kerr-McGee                                          138,500        6,589,830
   Occidental Petroleum                                172,500        5,820,150
   Royal Dutch Petroleum - ADR                         105,800        4,819,190
                                                                   ------------
                                                                     34,258,326
                                                                   ------------
Food, Beverage & Tobacco - 4.53%
   Anheuser-Busch                                       95,900        5,047,217
   General Mills                                        70,600        3,302,668
   Kraft Foods - Class A                               107,200        3,473,280
   PepsiCo                                             110,600        4,888,520
   Sysco                                               152,200        4,709,068
                                                                   ------------
                                                                     21,420,753
                                                                   ------------
Healthcare & Pharmaceuticals - 8.15%
   Abbott Laboratories                                 189,600        8,446,680
   Baxter International                                291,400        7,384,076
   Bristol-Myers Squibb                                211,900        5,424,640
   Pfizer                                              212,020        6,576,860
   Wyeth                                               243,600       10,681,860
                                                                   ------------
                                                                     38,514,116
                                                                   ------------
Industrial Machinery - 2.31%
   Caterpillar                                         101,700        5,303,655
   Deere                                               128,300        5,602,861
                                                                   ------------
                                                                     10,906,516
                                                                   ------------
Insurance - 11.32%
   Allstate                                            132,900        4,783,071
   American International Group                         88,900        5,145,532
   Chubb                                               114,600        7,337,838
   John Hancock Financial Services                     255,000        7,713,750
   Marsh & McLennan                                    188,800        9,464,544
  *MBIA                                                 79,600        3,983,980
   MGIC Investment                                     133,800        7,227,876
   XL Capital Ltd. - Class A                            90,100        7,843,205
                                                                   ------------
                                                                     53,499,796
                                                                   ------------
Leisure, Lodging & Entertainment - 4.16%
   Darden Restaurants                                  248,100        4,914,861
  +MGM Grand                                           127,400        3,599,050
   Starwood Hotels & Resorts Worldwide                 141,400        4,097,772
  *Walt Disney                                         188,400        3,702,060
  +Westwood One                                         98,300        3,328,438
                                                                   ------------
                                                                     19,642,181
                                                                   ------------
Metals & Mining - 1.00%
   Alcoa                                               192,200        4,730,042
                                                                   ------------
                                                                      4,730,042
                                                                   ------------

Statement                                        Delaware Growth and Income Fund
   OF NET ASSETS (CONTINUED)

                                                      Number of       Market
                                                        Shares         Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Paper & Forest Products - 1.78%
   International Paper                                 229,990      $ 8,433,733
                                                                    -----------
                                                                      8,433,733
                                                                    -----------
Retail - 1.23%
   Target                                              158,500        5,805,855
                                                                    -----------
                                                                      5,805,855
                                                                    -----------
Telecommunications - 3.14%
   Alltel                                               92,600        4,433,688
   SBC Communications                                  183,711        4,677,282
   Verizon Communications                              151,672        5,740,785
                                                                    -----------
                                                                     14,851,755
                                                                    -----------
Textiles, Apparel & Furniture - 1.14%
   Nike                                                 96,700        5,414,233
                                                                    -----------
                                                                      5,414,233
                                                                    -----------
Utilities - 4.45%
   BCE                                                 258,500        5,692,170
   Dominion Resources                                   78,500        4,945,500
   FirstEnergy                                         138,100        5,083,461
   FPL Group                                            79,600        5,291,012
                                                                    -----------
                                                                     21,012,143
                                                                    -----------
   Total Common Stock (cost $446,847,979)                           469,882,933
                                                                    -----------
                                                     Principal
                                                       Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 0.72%
--------------------------------------------------------------------------------
With BNP Paribas 1.24% 6/2/03
   (dated 5/30/03, collateralized
   by $1,167,000 U.S. Treasury
   Bills due 8/28/03, market
   value $1,164,531)                                $1,141,000        1,141,000
With Cantor Fitzgerald 1.24% 6/2/03
   (dated 5/30/03, collateralized
   by $381,000 U.S. Treasury Notes
   5.25% due 5/15/04, market
   value $396,258 and $175,000
   U.S Treasury Notes 7.25% due
   5/15/04, market value $186,057)                     571,000          571,000
With J. P. Morgan Securities
   1.18% 6/2/03 (dated 5/30/03,
   collateralized by $289,000
   U.S. Treasury Notes 2.125% due
   8/31/04, market value $293,751)                     288,000          288,000
With UBS Warburg 1.24% 6/2/03
   (dated 5/30/03, collateralized
   by $1,307,000 U.S. Treasury Notes
   7.875% due 11/15/04, market
   value $1,436,410)                                 1,408,000        1,408,000
                                                                     ----------
Total Repurchase Agreements
   (cost $3,408,000)                                                  3,408,000
                                                                     ----------

--------------------------------------------------------------------------------
Total Market Value of Securities - 100.14%
   (cost $450,255,979)                                             $473,290,933
Liabilities Net of Receivables and
   Other Assets - (0.14%)                                              (653,083)
Short Term Investment Held as Collateral for
   Loaned Securities - 1.17% (cost $5,530,425)++                      5,530,425
Obligation to Return Securities Lending
   Collateral - (1.17%)++                                            (5,530,425)
                                                                   ------------
Net Assets Applicable to 37,846,666 Shares
   Outstanding - 100.00%                                           $472,637,850
                                                                   ============

Net Asset Value - Delaware Growth and Income Fund
   Class A ($326,274,636 / 26,079,216 Shares)                            $12.51
                                                                         ------
Net Asset Value - Delaware Growth and Income Fund
   Class B ($81,936,995 / 6,605,676 Shares)                              $12.40
                                                                         ------
Net Asset Value - Delaware Growth and Income Fund
   Class C ($18,670,481 / 1,508,341 Shares)                              $12.38
                                                                         ------
Net Asset Value - Delaware Growth and Income Fund
   Class R ($12.51 / 1 Share)                                            $12.51
                                                                         ------
Net Asset Value - Delaware Growth and Income Fund
   Institutional Class ($45,755,725 / 3,653,432 Shares)                  $12.52
                                                                         ------

Components of Net Assets at May 31, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                              $575,183,355
Undistributed net investment income**                                 1,562,744
Accumulated net realized loss on investments                       (127,143,203)
Net unrealized appreciation of investments                           23,034,954
                                                                   ------------
Total net assets                                                   $472,637,850
                                                                   ============
 *Security is fully or partially on loan.

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

 +Non-income producing security for the period ended May 31, 2003.

++See Note 7 in "Notes to Financial Statements".

Summary of Abbreviations
ADR -- American Depositary Receipts

Net Asset Value and Offering Price per Share -
   Delaware Growth and Income Fund
Net asset value Class A (A)                                              $12.51
Sales charge (5.75% of offering price, or 6.08% of
   amount invested per share) (B)                                          0.76
                                                                         ------
Offering price                                                           $13.27
                                                                         ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                              Delaware Growth and Income Fund
   OF OPERATIONS                       Six Months Ended May 31, 2003 (Unaudited)


Investment Income:
   Dividends                                                                   $  5,601,789
   Interest                                                                          49,300
   Security lending income                                                           12,128    $  5,663,217
                                                                               ------------    ------------

Expenses:
   Management fees                                                                1,444,032
   Distribution expenses - Class A                                                  461,866
   Distribution expenses - Class B                                                  391,931
   Distribution expenses - Class C                                                   87,239
   Dividend disbursing and transfer agent fees and expenses                         825,062
   Accounting and administration expenses                                           101,900
   Reports and statements to shareholders                                            83,362
   Registration fees                                                                 32,200
   Professional fees                                                                 19,170
   Trustees' fees                                                                    12,000
   Custodian fees                                                                     7,867
   Other                                                                             88,014       3,554,643
   Less expenses paid indirectly                                                                     (5,576)
                                                                                               ------------
   Total expenses                                                                                 3,549,067
                                                                                               ------------
Net Investment Income                                                                             2,114,150
                                                                                               ------------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
   Net realized gain (loss) on:
      Investments                                                                               (22,579,869)
      Foreign currencies                                                                                816
                                                                                               ------------
   Net realized loss                                                                            (22,579,053)
   Net change in unrealized appreciation/depreciation of investments                             38,618,094
                                                                                               ------------
Net Realized and Unrealized Gain on Investments and Foreign Currencies                           16,039,041
                                                                                               ------------

Net Increase in Net Assets Resulting from Operations                                           $ 18,153,191
                                                                                               ============

See accompanying notes

Statements                                       Delaware Growth and Income Fund
   OF CHANGES IN NET ASSETS

                                                                                        Six Months           Year
                                                                                           Ended             Ended
                                                                                          5/31/03           11/30/02
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                $  2,114,150    $   2,220,698
   Net realized loss on investments and foreign currencies                               (22,579,053)     (29,306,106)
   Net change in unrealized appreciation/depreciation of investments                      38,618,094     (101,044,899)
                                                                                        ------------    -------------
   Net increase (decrease) in net assets resulting from operations                        18,153,191     (128,130,307)
                                                                                        ------------    -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                             (2,292,140)      (1,870,784)
      Institutional Class                                                                   (414,962)        (345,204)
                                                                                        ------------    -------------
                                                                                          (2,707,102)      (2,215,988)
                                                                                        ------------    -------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                              9,243,770       28,930,298
      Class B                                                                              2,182,261        9,269,882
      Class C                                                                              1,404,138        4,638,930
      Class R                                                                                     13               --
      Institutional Class                                                                  4,228,225        9,136,337

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                              2,126,309        1,731,179
      Institutional Class                                                                    414,960          345,204
                                                                                        ------------    -------------
                                                                                          19,599,676       54,051,830
                                                                                        ------------    -------------

   Cost of shares repurchased:
      Class A                                                                            (34,737,656)     (94,095,839)
      Class B                                                                            (11,050,862)     (31,859,254)
      Class C                                                                             (2,538,944)      (7,766,315)
      Institutional Class                                                                 (2,464,148)     (26,845,202)
                                                                                        ------------    -------------
                                                                                         (50,791,610)    (160,566,610)
                                                                                        ------------    -------------
Decrease in net assets derived from capital share transactions                           (31,191,934)    (106,514,780)
                                                                                        ------------    -------------
Net Decrease in Net Assets                                                               (15,745,845)    (236,861,075)

Net Assets:
   Beginning of period                                                                   488,383,695      725,244,770
                                                                                        ------------    -------------
   End of period                                                                        $472,637,850    $ 488,383,695
                                                                                        ============    =============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Growth and Income Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/03(1)   11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $12.060     $14.920      $15.290     $16.350      $19.120     $19.230

Income (loss) from investment operations:
Net investment income(2)                                        0.061       0.068        0.062       0.151        0.221       0.280
Net realized and unrealized gain (loss) on investments          0.471      (2.871)      (0.421)     (0.230)      (0.556)      1.930
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.532      (2.803)      (0.359)     (0.079)      (0.335)      2.210
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.082)     (0.057)      (0.011)     (0.213)      (0.235)     (0.240)
Net realized gain on investments                                   --          --           --      (0.768)      (2.200)     (2.080)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.082)     (0.057)      (0.011)     (0.981)      (2.435)     (2.320)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $12.510     $12.060      $14.920     $15.290      $16.350     $19.120
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 4.47%     (18.86%)      (2.29%)     (0.39%)      (2.00%)     12.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $326,275    $339,318     $493,459    $577,400     $871,409  $1,006,642
Ratio of expenses to average net assets                         1.48%       1.40%        1.30%       1.35%        1.20%       1.13%
Ratio of net investment income to average net assets            1.06%       0.51%        0.40%       1.02%        1.28%       1.52%
Portfolio turnover                                                59%         83%          98%         87%          94%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003 and the years ended November 30, 1999, 2000, 2001 and 2002.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Growth and Income Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/03(1)   11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $11.910     $14.790      $15.250     $16.300      $19.090     $19.200

Income (loss) from investment operations:
Net investment income (loss)(2)                                 0.022      (0.025)      (0.045)      0.047        0.100       0.151
Net realized and unrealized gain (loss) on investments          0.468      (2.855)      (0.415)     (0.224)      (0.560)      1.917
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.490      (2.880)      (0.460)     (0.177)      (0.460)      2.068
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                              --          --           --      (0.105)      (0.130)     (0.098)
Net realized gain on investments                                   --          --           --      (0.768)      (2.200)     (2.080)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (0.873)      (2.330)     (2.178)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $12.400     $11.910      $14.790     $15.250      $16.300     $19.090
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 4.11%     (19.47%)      (2.95%)     (1.05%)      (2.72%)     11.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $81,937     $88,109     $135,565    $141,911     $213,533    $218,584
Ratio of expenses to average net assets                         2.18%       2.10%        2.00%       2.05%        1.90%       1.83%
Ratio of net investment income (loss) to average net assets     0.36%      (0.19%)      (0.30%)      0.32%        0.58%       0.82%
Portfolio turnover                                                59%         83%          98%         87%          94%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003 and the years ended November 30, 1999, 2000, 2001 and 2002.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Growth and Income Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/03(1)   11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $11.880     $14.760      $15.210     $16.270      $19.050     $19.160

Income (loss) from investment operations:
Net investment income (loss)2                                   0.022      (0.025)      (0.045)      0.047        0.100       0.153
Net realized and unrealized gain (loss) on investments          0.478      (2.855)      (0.405)     (0.234)      (0.550)      1.915
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.500      (2.880)      (0.450)     (0.187)      (0.450)      2.068
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                              --          --           --      (0.105)      (0.130)     (0.098)
Net realized gain on investments                                   --          --           --      (0.768)      (2.200)     (2.080)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (0.873)      (2.330)     (2.178)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $12.380     $11.880      $14.760     $15.210      $16.270     $19.050
                                                              =======     =======      =======     =======      =======     =======

Total return3                                                   4.21%     (19.51%)      (2.96%)     (1.05%)      (2.71%)     12.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $18,670     $19,132      $27,576     $28,350      $45,026     $48,683
Ratio of expenses to average net assets                         2.18%       2.10%        2.00%       2.05%        1.90%       1.83%
Ratio of net investment income (loss) to average net assets     0.36%      (0.19%)      (0.30%)      0.32%        0.58%       0.82%
Portfolio turnover                                                59%         83%          98%         87%          94%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003 and the years ended November 30, 1999, 2000, 2001 and 2002.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

As of May 31, 2003, the Delaware Growth and Income Fund Class R had one share outstanding, representing the initial share purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Growth and Income Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/03(1)   11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $12.090     $14.960      $15.300     $16.370      $19.150     $19.260

Income (loss) from investment operations:
Net investment income(2)                                        0.078       0.108        0.108       0.196        0.273       0.346
Net realized and unrealized gain (loss) on investments          0.472      (2.875)      (0.423)     (0.235)      (0.553)      1.917
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.550      (2.767)      (0.315)     (0.039)      (0.280)      2.263
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.120)     (0.103)      (0.025)     (0.263)      (0.300)     (0.293)
Net realized gain on investments                                   --          --           --      (0.768)      (2.200)     (2.080)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.120)     (0.103)      (0.025)     (1.031)      (2.500)     (2.373)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $12.520     $12.090      $14.960     $15.300      $16.370     $19.150
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 4.64%     (18.63%)      (2.07%)     (0.05%)      (1.68%)     13.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $45,756     $41,824      $68,645     $69,906     $117,377    $112,381
Ratio of expenses to average net assets                         1.18%       1.10%        1.00%       1.05%        0.90%       0.83%
Ratio of net investment income to average net assets            1.36%       0.81%        0.70%       1.32%        1.58%       1.82%
Portfolio turnover                                                59%         83%          98%         87%          94%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003 and the years ended November 30, 1999, 2000, 2001 and 2002.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes                                            Delaware Growth and Income Fund
   TO FINANCIAL STATEMENTS                       May 31, 2003 (Unaudited)


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware business trust and offers four series: Delaware Decatur Equity Income Fund, Delaware Diversified Value Fund, Delaware Growth and Income Fund, and Delaware Social Awareness Fund. These financial statements and related notes pertain to the Delaware Growth and Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2003 Class R has not commenced operations.

The investment objective of the Delaware Growth and Income Fund is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $5,332 for the period ended May 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2003 were approximately $244. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at a rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.60% of the average daily net assets of Class R shares. No distribution expenses are paid by Institutional Class shares.

At May 31, 2003, the Fund had liabilities payables to affiliates as follows:

Investment management fee payable to DMC                      $43,679
Dividend disbursing, transfer agent fees, accounting
   and other expenses payable to DSC                           94,542
Other expenses payable to DMC and affiliates                   32,623

For the period ended May 31, 2003, DDLP earned $20,880 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes                                            Delaware Growth and Income Fund
   TO FINANCIAL STATEMENTS (CONTINUED)


3. Investments
For the period ended May 31, 2003, the Fund made purchases of $129,060,466 and sales of $156,370,389 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments was $461,031,719. At May 31, 2003, net unrealized appreciation was $12,259,214 of which $45,865,918 related to unrealized appreciation of investments and $33,606,704 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended May 31, 2003 and year ended November 31, 2002 were as follows:

                                   Six Months                Year
                                     Ended                   Ended
                                    5/31/03*                10/31/02

   Ordinary Income                 $2,707,102              $2,215,988

*Tax information for the period ended May 31, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                        $575,183,355
   Undistributed ordinary income                           1,562,744
   Net realized capital losses on investments            (22,579,053)
   Capital loss carryforwards                            (93,788,410)
   Unrealized appreciation of investments                 12,259,214
                                                        ------------
   Net assets                                           $472,637,850
                                                        ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $69,792,803 expires in 2008 and $23,995,607 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                                         Six Months     Year
                                                           Ended        Ended
                                                          5/31/03      11/30/02
Shares sold:
   Class A                                                813,428     2,140,778
   Class B                                                193,606       682,031
   Class C                                                125,417       345,768
   Class R                                                      1            --
   Institutional Class                                    374,211       679,327

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                                185,057       115,953
   Institutional Class                                     36,115        23,122
                                                       ----------    ----------
                                                        1,727,835     3,986,979
                                                       ----------    ----------
Shares repurchased:
   Class A                                             (3,064,978)   (7,183,563)
   Class B                                               (986,081)   (2,451,814)
   Class C                                               (226,919)     (604,713)
   Institutional Class                                   (216,222)   (1,830,479)
                                                       ----------    ----------
                                                       (4,494,200)  (12,070,569)
                                                       ----------    ----------
Net decrease                                           (2,766,365)   (8,083,590)
                                                       ==========    ==========

For the period ended May 31, 2003 and the year ended November 30, 2002, 81,993 Class B shares were converted to 81,158 Class A shares valued at $915,771 and 14,752 Class B shares were converted to 14,589 Class A shares valued at $170,563, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investment Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2003, or at any time during the period.

Notes                                            Delaware Growth and Income Fund
   TO FINANCIAL STATEMENTS (CONTINUED)


7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At May 31, 2003, the market value of the securities on loan was $5,519,461.

The securities on loan were collateralized by the following:

Description                                          Market Value
--------------                                       ------------
UBS Warburg LLC 1.38% 6/2/03                           $2,929,071
Fannie Mae 1.31% 1/29/04                                1,566,950
Barclays London 1.27% 6/17/03                             251,056
Goldman Sachs Group 1.52% 7/14/03                         219,381
Wilmington Trust Company 1.26% 7/21/03                    157,184
Merrill Lynch Mortgage Capital 1.48% 6/6/03               156,701
Racers Series 2002-35-C 1.61% 4/15/04                     156,069
Morgan Stanley Dean Witter 1.41% 6/30/04                   62,680
Canadian Imperial Bank NY 1.41% 10/9/03                    31,333
                                                       ----------
                                                       $5,530,425
                                                       ==========

                      This page intentionally left blank.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Growth and Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth and Income Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                             Affiliated Officers                          Contact Information
Jude T. Driscoll                              Michael P. Bishof                            Investment Manager
Chairman                                      Senior Vice President and Treasurer          Delaware Management Company
Delaware Investments Family of Funds          Delaware Investments Family of Funds         Philadelphia, PA
Philadelphia, PA                              Philadelphia, PA
                                                                                           International Affiliate
Walter P. Babich                              Richelle S. Maestro                          Delaware International Advisers Ltd.
Board Chairman                                Senior Vice President,                       London, England
Citadel Construction Corporation              General Counsel and Secretary
King of Prussia, PA                           Delaware Investments Family of Funds         National Distributor
                                              Philadelphia, PA                             Delaware Distributors, L.P.
David K. Downes                                                                            Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                       Shareholder Servicing, Dividend
Philadelphia, PA                                                                           Disbursing and Transfer Agent
                                                                                           Delaware Service Company, Inc.
John H. Durham                                                                             2005 Market Street
Private Investor                                                                           Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                           For Shareholders
John A. Fry                                                                                800 523-1918
President
Franklin & Marshall College                                                                For Securities Dealers and Financial
Lancaster, PA                                                                              Institutions Representatives Only
                                                                                           800 362-7500
Anthony D. Knerr
Managing Director                                                                          Web site
Anthony Knerr & Associates                                                                 www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


(7901)                                                        Printed in the USA
SA-018 [6/03] IVES 7/03                                                    J9268

                                          Delaware
                                          Investments (SM)
                                          ----------------
BLEND                                     A member of Lincoln Financial Group(R)





Semiannual Report 2003
--------------------------------------------------------------------------------
                         DELAWARE SOCIAL AWARENESS FUND






[Logo] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                                1
   Statement of Operations                                4
   Statements of Changes in Net Assets                    5
   Financial Highlights                                   6
   Notes to Financial Statements                         10
-----------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statement                                         Delaware Social Awareness Fund
  OF NET ASSETS                                   May 31, 2003 (Unaudited)



                                                           Number of     Market
                                                             Shares       Value
--------------------------------------------------------------------------------
Common Stock- 98.96%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 0.87%
  Arvinmeritor                                                5,800   $ 103,182
  Delphi Automotive Systems                                   9,600      84,672
  +Gentex                                                     4,000     124,560
  +Lear                                                       2,200      87,516
                                                                      ----------
                                                                        399,930
                                                                      ----------
Banking & Finance - 16.42%
  American Express                                           12,400     516,584
  AmSouth Bancorp                                             6,900     154,008
  Bank of America                                            12,400     920,080
  Bank One                                                    1,200      44,832
  Bear Stearns                                                1,900     146,813
  Block (H&R)                                                 6,500     266,110
  Citigroup                                                  32,700   1,341,354
  Comerica                                                    5,700     263,739
  Countrywide Credit Industries                               2,100     154,665
  FleetBoston Financial                                       3,800     112,366
  Freddie Mac                                                11,500     687,815
  J.P. Morgan Chase                                           8,300     272,738
  MBNA                                                        6,100     122,305
  Mellon Financial                                            7,800     211,926
  Merrill Lynch & Company                                     4,100     177,530
  Morgan Stanley                                              8,600     393,450
  SEI Investments                                             3,300      95,865
  US Bancorp                                                 14,395     341,162
  Wachovia                                                    4,100     164,738
  Washington Mutual                                          12,100     493,438
  Wells Fargo                                                13,700     661,710
                                                                      ----------
                                                                      7,543,228
                                                                      ----------

Basic Industry/Capital Goods - 4.59%
  +American Standard                                          3,700     273,763
  Avery Dennison                                              4,600     255,208
  Federal Signal                                             12,800     231,424
  Hillenbrand Industries                                      6,200     317,130
  Ingersoll-Rand                                              5,800     254,040
  Pentair                                                     7,600     295,336
  Teleflex                                                    5,900     254,467
  York International                                          8,700     225,243
                                                                      ----------
                                                                      2,106,611
                                                                      ----------

Building & Materials - 0.54%
  KB Home                                                     4,000     250,000
                                                                      ----------
                                                                        250,000
                                                                      ----------

Business Services - 1.72%
  Pitney Bowes                                                6,600     253,506
  +Republic Services                                         12,600     301,266
  ServiceMaster                                              22,300     237,049
                                                                      ----------
                                                                        791,821
                                                                      ----------

Cable, Media & Publishing - 7.32%
  +AOL Time Warner                                           55,700     847,754
  +Clear Channel Communications                              11,200     455,840
  +Comcast Special Class A                                   26,800     772,376

                                                           Number of     Market
                                                             Shares       Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Cable, Media & Publishing (continued)
  +Liberty Media Class A                                     25,200  $  294,840
  McGraw-Hill                                                 2,500     158,025
  +USA Interactive                                            6,700     257,615
  Walt Disney                                                29,300     575,745
                                                                      ----------
                                                                      3,362,195
                                                                      ----------
Chemicals - 2.52%
  Ecolab                                                      7,200     387,000
  Lubrizol                                                    3,000      95,700
  Praxair                                                     4,400     263,956
  RPM International                                           8,300     103,169
  Sigma-Aldrich                                               5,900     308,629
                                                                      ----------
                                                                      1,158,454
                                                                      ----------
Consumer Non-Durable/Other - 8.89%
  Clorox                                                      5,300     236,698
  +Coach                                                      3,700     181,781
  Coca-Cola Enterprises                                      11,600     217,500
  Deluxe                                                      4,600     216,062
  +Energizer Holdings                                         8,000     254,240
  General Mills                                               3,400     159,052
  Gillette                                                   12,900     433,569
  Heinz (H.J.)                                                8,400     277,788
  Kellogg Company                                             9,100     320,320
  McDonald's                                                 18,700     350,251
  Newell Rubbermaid                                          13,596     387,486
  Nike                                                        4,100     229,559
  Pepsi Bottling Group                                       10,100     205,939
  Wrigley, (WM) Jr.                                           4,800     271,200
  +Yum! Brands                                               12,200     341,112
                                                                      ----------
                                                                      4,082,557
                                                                      ----------

Consumer Services/Other - 0.58%
  +Cendant                                                   16,000     268,800
                                                                      ----------
                                                                        268,800
                                                                      ----------

Electronics & Electrical Equipment - 2.17%
  Emerson Electric                                           12,300     643,290
  +JDS Uniphase                                              14,400      55,728
  Matsushita Electric  ADR                                    8,400      77,700
  Sony ADR                                                    8,000     218,720
                                                                      ----------
                                                                        995,438
                                                                      ----------

Energy - 5.63%
  Apache                                                      4,672     307,978
  +BJ Services                                                6,600     268,686
  Burlington Resources                                        6,400     341,056
  EOG Resources                                               6,700     288,770
  Equitable Resources                                         9,200     370,392
  +Noble                                                      6,400     228,224
  Noble Energy                                                7,700     280,511
  Questar                                                     7,800     251,784
  +Smith International                                        6,100     249,429
                                                                      ----------
                                                                      2,586,830
                                                                      ----------

Statement                                         Delaware Social Awareness Fund
  OF NET ASSETS (CONTINUED)

                                                           Number of     Market
                                                             Shares       Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Healthcare & Pharmaceuticals - 14.52%
  Abbott Laboratories                                        29,600 $ 1,318,680
  Allergan                                                    2,400     173,064
  +Amgen                                                      6,800     440,028
  Baxter International                                        9,400     238,196
  Becton Dickinson                                            7,000     280,000
  C.R. Bard                                                   2,100     147,315
  Cardinal Health                                             4,600     265,466
  +Cytyc                                                      8,700      90,393
  Eli Lilly                                                  23,300   1,392,640
  +Forest Laboratories                                        6,000     303,000
  +Genentech                                                  4,800     300,528
  +Guidant                                                    6,400     270,592
  HCA - The Healthcare Company                               11,000     363,000
  McKesson                                                    8,859     268,605
  PerkinElmer                                                16,000     204,640
  +Steris                                                     6,400     144,320
  +Tenet Healthcare                                          12,950     216,136
  +Wellpoint Health Networks                                  3,000     256,020
                                                                      ----------
                                                                      6,672,623
                                                                      ----------

Insurance - 4.43%
  Aflac                                                       3,400     111,894
  Allstate                                                    9,800     352,702
  American International Group                               14,662     848,637
  John Hancock Financial Services                             4,100     124,025
  Marsh & McLennan                                            3,100     155,403
  Nationwide Financial Services                               4,200     135,492
  Old Republic International                                  2,300      78,982
  UnitedHealth Group                                          2,400     230,256
                                                                      ----------
                                                                       2,037,391
                                                                      ----------

Packaging & Containers - 0.91%
  Bemis                                                       3,000     137,340
  +Pactiv                                                     7,500     146,625
  Sonoco Products                                             5,900     132,573
                                                                      ----------
                                                                        416,538
                                                                      ----------

Retail - 6.63%
  +Best Buy                                                   6,100     236,070
  CVS                                                        10,200     266,220
  Home Depot                                                 21,600     701,784
  J.C. Penney                                                17,300     299,636
  +Kohl's                                                     8,900     465,915
  Nordstrom                                                  17,600     328,240
  +Office Depot                                              12,200     163,480
  Ross Stores                                                 4,000     168,840
  +Safeway                                                    6,300     118,692
  +Saks                                                      19,400     181,972
  V F Corporation                                             3,000     114,210
                                                                      ----------
                                                                      3,045,059
                                                                      ----------

                                                           Number of     Market
                                                             Shares       Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Technology/Communications - 3.78%
  +Ciena                                                     13,900   $  79,925
  +Cisco Systems                                             52,000     846,560
  Nokia ADR                                                  17,300     312,092
  Qualcomm                                                   14,800     496,984
                                                                      ----------
                                                                      1,735,561
                                                                      ----------

Technology/Hardware - 2.79%
  +Dell Computer                                             26,000     813,540
  +Emulex                                                     6,200     153,140
  Hewlett-Packard                                            16,132     314,574
                                                                      ----------
                                                                      1,281,254
                                                                      ----------

Technology/Semiconductors - 4.60%
  +Altera                                                    15,100     291,128
  +Applied Materials                                          5,200      80,912
  Intel                                                      54,100   1,127,444
  Microchip Technology                                       10,300     245,243
  Texas Instruments                                          18,100     371,050
                                                                      ----------
                                                                      2,115,777
                                                                      ----------

Technology/Software - 5.63%
  Adobe Systems                                               5,200     183,508
  +Intuit                                                     6,500     299,585
  Microsoft                                                  70,800   1,742,388
  +Oracle                                                    27,600     359,076
                                                                      ----------
                                                                      2,584,557
                                                                      ----------

Telecommunications - 3.38%
  +AT&T Wireless Services                                    24,100     187,257
  BellSouth                                                  17,000     450,670
  SBC Communications                                         35,900     914,014
                                                                      ----------
                                                                      1,551,941
                                                                      ----------

Transportation & Shipping - 1.04%
  FedEx                                                       7,500     479,850
                                                                     -----------
                                                                        479,850
                                                                     -----------
Total Common Stock (cost $43,111,288)                                45,466,415
                                                                     -----------

                                                          Principal
                                                            Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 1.10%
--------------------------------------------------------------------------------
With BNP Paribas 1.24% 6/2/03
  (dated 5/30/03, collateralized by
  $173,010 U.S. Treasury Bills
  due 8/28/03, market value $172,561)                      $169,160     169,160
With Cantor Fitzgerald 1.24% 6/2/03
  (dated 5/30/03, collateralized by
  $56,390 U.S. Treasury Notes 5.25%
  due 5/15/04, market value $58,718
  and $26,000 U.S. Treasury Notes 7.25%
  due 5/15/04, market value $27,570)                         84,570      84,570
With J. P. Morgan Securities 1.18% 6/2/03
  (dated 5/30/03, collateralized by
  $42,820 U.S. Treasury Notes 2.125%
  due 8/31/04, market value $43,528)                         42,640      42,640

Statement                                         Delaware Social Awareness Fund
  OF NET ASSETS (CONTINUED)

                                                          Principal       Market
                                                           Amount         Value
--------------------------------------------------------------------------------
Repurchase Agreements (continued)
--------------------------------------------------------------------------------
With UBS Warburg 1.24% 6/2/03
  (dated 5/30/03, collateralized by
  $193,680 U.S. Treasury Notes 7.875%
  due 11/15/04, market value $212,848)                   $208,630   $   208,630
                                                                    ------------
Total Repurchase Agreements
  (cost $505,000)                                                       505,000
                                                                    ------------

Total Market Value of Securities - 100.06%
  (cost $43,616,288)                                                 45,971,415
Liabilities Net of Receivables
  and Other Assets - (0.06%)                                            (27,513)
                                                                    ------------
Net Assets Applicable to 5,575,895
  Shares Outstanding - 100.00%                                      $45,943,902
                                                                    ============

Net Asset Value - Delaware Social Awareness
  Fund Class A ($18,082,531 / 2,129,865 Shares)                           $8.49
                                                                        --------

Net Asset Value - Delaware Social Awareness
  Fund Class B ($21,651,583 / 2,681,985 Shares)                           $8.07
                                                                        --------

Net Asset Value - Delaware Social Awareness
  Fund Class C ($5,604,658 / 693,963 Shares)                              $8.08
                                                                        --------

Net Asset Value - Delaware Social Awareness
  Fund Institutional Class ($605,130 / 70,082 Shares)                     $8.63
                                                                        --------

Components of Net Assets at May 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                                $61,930,299
Accumulated net investment loss                                         (64,037)
Accumulated net realized loss on investments                        (18,277,487)
Net unrealized appreciation of investments                            2,355,127
                                                                   -------------
Total net assets                                                    $45,943,902
                                                                   =============

+Non-income producing security for the period ended May 31, 2003.

Summary of Abbreviation:
ADR - American Depositary Receipts

Net Asset Value and Offering Price per Share--
Delaware Social Awareness Fund
Net assets value Class A (A)                                              $8.49
Sales charge (5.75% of offering price, or 6.12%
of the amount invested per share) (B)                                      0.52
                                                                        --------
Offering price                                                            $9.01
                                                                        --------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                                        Delaware Social Awareness Fund
  OF OPERATIONS                                  Six Months Ended May 31, 2003



Investment Income:
  Dividends                                                                                  $344,765
  Interest                                                                                      3,576            $   348,341
                                                                                            ---------            -----------

Expenses:
  Management fees                                                                             159,986
  Distribution expenses - Class A                                                              25,395
  Distribution expenses - Class B                                                             100,732
  Distribution expenses - Class C                                                              25,123
  Dividend disbursing and transfer agent fees and expenses                                    126,850
  Reports and statements to shareholders                                                       24,000
  Registration fees                                                                            17,857
  Accounting and administration expenses                                                        9,650
  Trustees' fees                                                                                1,500
  Professional fees                                                                             1,437
  Custodian fees                                                                                1,200
  Other                                                                                         3,561                497,291
                                                                                            ---------
  Less expenses absorbed or waived by investment manager                                                             (80,168)
  Less waived distribution expenses - Class A                                                                         (4,233)
  Less expenses paid indirectly                                                                                         (512)
                                                                                                                 -----------
  Total expenses                                                                                                     412,378
                                                                                                                 -----------
Net Investment Loss                                                                                                  (64,037)
                                                                                                                 -----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized loss on investments                                                                                (2,938,081)
  Net change in unrealized appreciation/depreciation of investments                                                5,236,444
                                                                                                                 -----------
Net Realized and Unrealized Gain on Investments                                                                    2,298,363
                                                                                                                 -----------

Net Increase in Net Assets Resulting from Operations                                                              $2,234,326
                                                                                                                 ===========

See accompanying notes

Statements                                        Delaware Social Awareness Fund
  OF CHANGES IN NET ASSETS


                                                                                                   Six Months           Year
                                                                                                     Ended             Ended
                                                                                                    5/31/03           11/30/02
                                                                                                  (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment loss                                                                             $  (64,037)         $  (284,511)
  Net realized loss on investments                                                                (2,938,081)         (13,018,962)
  Net change in unrealized appreciation/depreciation of investments                                5,236,444            2,719,938
                                                                                                ------------         ------------
Net increase (decrease) in net assets resulting from operations                                    2,234,326          (10,583,535)
                                                                                                ------------         ------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                        1,053,924            3,239,827
    Class B                                                                                          726,606            1,988,926
    Class C                                                                                          396,401              945,055
    Institutional Class                                                                               97,046              216,769
                                                                                                ------------         ------------
                                                                                                   2,273,977            6,390,577
                                                                                                ------------         ------------
  Cost of shares repurchased:
    Class A                                                                                       (2,263,977)          (6,735,428)
    Class B                                                                                       (1,841,840)          (5,619,923)
    Class C                                                                                         (476,250)          (3,316,929)
    Institutional Class                                                                              (78,723)            (106,108)
                                                                                                ------------         ------------
                                                                                                  (4,660,790)         (15,778,388)
                                                                                                ------------         ------------
Decrease in net assets derived from capital share transactions                                    (2,386,813)          (9,387,811)
                                                                                                ------------         ------------
Net Decrease in Net Assets                                                                          (152,487)         (19,971,346)

Net Assets:
    Beginning of period                                                                           46,096,389           66,067,735
                                                                                                ------------         ------------
    End of period                                                                                $45,943,902          $46,096,389
                                                                                                ============         ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware Social Awareness Fund Class A
------------------------------------------------------------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended                            Year Ended
                                                            05/31/03(1)   11/30/02    11/30/01     11/30/00    11/30/99     11/30/98
                                                            (Unaudited)

Net asset value, beginning of period                           $8.030      $9.620      $11.820     $13.010      $11.260     $10.330

Income (loss) from investment operations:
Net investment income (loss)(2)                                 0.005      (0.007)      (0.039)     (0.064)      (0.043)      0.015
Net realized and unrealized gain (loss) on investments          0.455      (1.583)      (0.991)     (0.981)       1.793       0.955
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.460      (1.590)      (1.030)     (1.045)       1.750       0.970
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                                   --          --       (1.170)     (0.145)          --      (0.040)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --       (1.170)     (0.145)          --      (0.040)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                 $8.490      $8.030       $9.620     $11.820      $13.010     $11.260
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 5.73%     (16.53%)      (9.80%)     (8.15%)      15.44%       9.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $18,083     $18,391      $26,043     $36,206      $46,354     $38,858
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.49%       1.45%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.92%       1.90%        1.75%       1.63%        1.69%       1.56%
Ratio of net investment income (loss) to average net assets     0.13%      (0.08%)      (0.39%)     (0.45%)      (0.35%)      0.14%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.29%)     (0.48%)      (0.64%)     (0.58%)      (0.55%)      0.03%
Portfolio turnover                                                61%         34%          50%         68%          28%         22%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Social Awareness Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                            Year Ended
                                                            05/31/03(1)   11/30/02    11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.670      $9.250      $11.490     $12.740      $11.120     $10.280

Income (loss) from investment operations:
Net investment loss(2)                                         (0.022)     (0.069)      (0.113)     (0.155)      (0.133)     (0.066)
Net realized and unrealized gain (loss) on investments          0.422      (1.511)      (0.957)     (0.950)       1.753       0.946
                                                               ------      ------      -------     -------      -------     -------
Total from investment operations                                0.400      (1.580)      (1.070)     (1.105)       1.620       0.880
                                                               ------      ------      -------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                                   --          --       (1.170)     (0.145)          --      (0.040)
                                                               ------      ------      -------     -------      -------     -------
Total dividends and distributions                                  --          --       (1.170)     (0.145)          --      (0.040)
                                                               ------      ------      -------     -------      -------     -------

Net asset value, end of period                                 $8.070      $7.670       $9.250     $11.490      $12.740     $11.120
                                                               ======      ======      =======     =======      =======     =======

Total return(3)                                                 5.22%     (17.08%)     (10.49%)     (8.80%)      14.57%       8.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $21,651     $21,737      $30,376     $36,301      $41,091     $30,172
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.25%        2.24%       2.20%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.62%       2.60%        2.45%       2.33%        2.39%       2.26%
Ratio of net investment loss to average net assets             (0.62%)     (0.83%)      (1.14%)     (1.20%)      (1.10%)     (0.61%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.99%)     (1.18%)      (1.34%)     (1.28%)      (1.25%)     (0.67%)
Portfolio turnover                                                61%         34%          50%         68%          28%         22%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Social Awareness Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                            Year Ended
                                                            05/31/03(1)   11/30/02    11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.670      $9.260      $11.490     $12.740      $11.120     $10.280

Income (loss) from investment operations:
Net investment loss(2)                                         (0.022)     (0.069)      (0.113)     (0.154)      (0.133)     (0.068)
Net realized and unrealized gain (loss) on investments          0.432      (1.521)      (0.947)     (0.951)       1.753       0.948
                                                               ------      ------      -------     -------      -------     -------
Total from investment operations                                0.410      (1.590)      (1.060)     (1.105)       1.620       0.880
                                                               ------      ------      -------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                                   --          --       (1.170)     (0.145)          --      (0.040)
                                                               ------      ------      -------     -------      -------     -------
Total dividends and distributions                                  --          --       (1.170)     (0.145)          --      (0.040)
                                                               ------      ------      -------     -------      -------     -------

Net asset value, end of period                                 $8.080      $7.670       $9.260     $11.490      $12.740     $11.120
                                                               ======      ======      =======     =======      =======     =======

Total return(3)                                                 5.35%     (17.17%)     (10.39%)     (8.80%)      14.57%       8.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $5,605      $5,418       $9,115     $10,459       $9,673      $8,683
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.25%        2.24%       2.20%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                         2.62%       2.60%        2.45%       2.33%        2.39%       2.26%
Ratio of net investment loss to average net assets             (0.62%)     (0.83%)      (1.14%)     (1.20%)      (1.10%)     (0.61%)
Ratio of net investment loss to average net assets prior
to expense limitation and expenses paid indirectly             (0.99%)     (1.18%)      (1.34%)     (1.28%)      (1.25%)     (0.67%)
Portfolio turnover                                                61%         34%          50%         68%          28%         22%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Social Awareness Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                            Year Ended
                                                            05/31/03(1)   11/30/02    11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $8.160      $9.750      $11.930     $13.090      $11.310     $10.350

Income (loss) from investment operations:
Net investment income (loss)(2)                                 0.014       0.015       (0.014)     (0.024)      (0.012)      0.043
Net realized and unrealized gain (loss) on investments          0.456      (1.605)      (0.996)     (0.991)       1.792       0.957
                                                               ------      ------      -------     -------      -------     -------
Total from investment operations                                0.470      (1.590)      (1.010)     (1.015)       1.780       1.000
                                                               ------      ------      -------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                                   --          --       (1.170)     (0.145)          --      (0.040)
                                                               ------      ------      -------     -------      -------     -------
Total dividends and distributions                                  --          --       (1.170)     (0.145)          --      (0.040
                                                               ------      ------      -------     -------      -------     -------

Net asset value, end of period                                 $8.630      $8.160       $9.750     $11.930      $13.090     $11.310
                                                               ======      ======      =======     =======      =======     =======

Total return(3)                                                 5.76%     (16.31%)      (9.52%)     (7.87%)      15.74%       9.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $605        $550         $533        $337         $329        $379
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.24%       1.20%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.62%       1.60%        1.45%       1.33%        1.39%       1.26%
Ratio of net investment income (loss) to average net assets     0.38%       0.17%       (0.14%)     (0.20%)      (0.10%)      0.39%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.01%      (0.18%)      (0.34%)     (0.28%)      (0.25%)      0.33%
Portfolio turnover                                                61%         34%          50%         68%          28%         22%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                            Delaware Social Awareness Fund
  TO FINANCIAL STATEMENTS                        May 31, 2003 (Unaudited)

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware business trust and offers four series: Delaware Decatur Equity Income Fund, Delaware Diversified Value Fund, Delaware Growth and Income Fund and Delaware Social Awareness Fund. These financial statements and related notes pertain to Delaware Social Awareness Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2003, Class R had not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $512 for the period ended May 31, 2003. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other
Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through January 31, 2004.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has elected to waive its fees through January 31, 2004 in order to prevent distribution fees of Class A shares from exceeding 0.25% of average daily net assets. No distribution expenses are paid by Institutional Class shares.

Notes                                            Delaware Social Awareness Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At May 31, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                     $10,433
Dividend disbursing, transfer agent fees, accounting
  and other expenses payable to DSC                           18,571
Other expenses payable to DMC and affiliates                   6,376

For the period ended May 31, 2003, DDLP earned $2,097 commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended May 31, 2003, the Fund made purchases of $12,923,935 and sales of $15,374,604 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments was $43,715,457. At May 31, 2003, the net unrealized appreciation was $2,255,958, of which $6,035,896 relate to unrealized appreciation of investments and $3,779,938 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid during the period ended May 31, 2003 and year ended November 30, 2002.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                         $61,930,299
  Accumulated net investment loss                           (64,037)
  Net realized capital losses on investments             (2,938,081)
  Capital loss carryforwards                            (15,240,237)
  Unrealized appreciation/depreciation of investments     2,255,958
                                                        -----------
  Net assets                                            $45,943,902
                                                        -----------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,183,250 expires in 2009 and $13,056,987 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                             Six Months
                                                Ended           Year Ended
                                               5/31/03            11/30/02
Shares sold:
  Class A                                      138,518            364,724
  Class B                                      100,387            238,553
  Class C                                       53,966            111,567
  Institutional Class                           12,664             25,590
                                            ----------         ----------
                                               305,535            740,434
                                            ----------         ----------

Shares repurchased
  Class A                                     (297,629)          (782,057)
  Class B                                     (252,878)          (686,610)
  Class C                                      (66,290)          (390,034)
  Institutional Class                          (10,003)           (12,890)
                                            ----------         ----------
                                              (626,800)        (1,871,591)
                                            ----------         ----------
  Net decrease                                (321,265)        (1,131,157)
                                            ----------         ----------
For the period ended May 31, 2003 and the year ended November 30, 2002, 1,484 Class B shares were converted to 1,416 Class A shares valued at $10,790 and 247 Class B shares were converted to 237 Class A shares valued at $2,068, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2003, or at any time during the period.

7. Credit & Market Risk
The Fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

                     This page intentionally left blank.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Social Awareness Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Social Awareness Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of Trustees                          Affiliated Officers                      Contact Information

Jude T. Driscoll                           Michael P. Bishof                        Investment Manager
Chairman                                   Senior Vice President and Treasurer      Delaware Management Company
Delaware Investments Family of Funds       Delaware Investments Family of Funds     Philadelphia, PA
Philadelphia, PA                           Philadelphia, PA
                                                                                    International Affiliate
Walter P. Babich                           Richelle S. Maestro                      Delaware International Advisers Ltd.
Board Chairman                             Senior Vice President,                   London, England
Citadel Construction Corporation           General Counsel and Secretary
King of Prussia, PA                        Delaware Investments Family of Funds     National Distributor
                                           Philadelphia, PA                         Delaware Distributors, L.P.
David K. Downes                                                                     Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                Shareholder Servicing, Dividend
Philadelphia, PA                                                                    Disbursing and Transfer Agent
                                                                                    Delaware Service Company, Inc.
John H. Durham                                                                      2005 Market Street
Private Investor                                                                    Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                    For Shareholders
John A. Fry                                                                         800 523-1918
President
Franklin & Marshall College                                                         For Securities Dealers and Financial
Lancaster, PA                                                                       Institutions Representatives Only
                                                                                    800 362-7500
Anthony D. Knerr
Managing Director                                                                   Web site
Anthony Knerr & Associates                                                          www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN



(7919)                                                       Printed in the USA
SA-147 [5/03] IVES 7/03                                                   J9276

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a)  Code of Ethics

     Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:        Delaware Group Equity Funds II


         Jude T. Driscoll
-------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll                            Michael P. Bishof
-------------------------------             ----------------------------------
By:      Jude T. Driscoll                   By:      Michael P. Bishof
Title:   Chairman                                    Title:   Treasurer
Date:                                                Date: